UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2011

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT	June 30, 2011

Dear Fellow Shareholders:

The June fiscal year end was robust for equities, with the S&P 500 Index1 up 30.7% over the twelve months since July 1, 2010. The positive performance was largely attributed to the Federal Reserve’s well-telegraphed second program of Quantitative Easing (QE2)2, coming on top of already improving economic numbers. This created the “September to Remember” rally, propelling 3Q 2010 equity returns to 11%+ across most indices. Correlations declined, as the equity market began to experience more differentiation. In addition, the global level of mergers & acquisition (M&A) activity picked up with large, well-capitalized emerging markets companies getting into the game. In December, the U.S. administration’s support for the Bush tax cuts provided clarity on tax policy for the next two years, which further led economists to raise their 2011 GDP forecasts. Despite troubling daily news out of the Eurozone (sovereign debt, bank debt, fiscal austerity), fears of U.S. state and local budgetary crises, tepid housing data and China’s inflation problems, none were able to derail the equity market’s momentum which culminated in the best December for the S&P 500 in nearly twenty years. The market continued its robustness in the 1Q 2011 propelled by strong corporate profits, benign monetary policy and the deployment of capital toward shareholder friendly action, such as acquisitions and stock buy backs. The markets also continued to climb the proverbial “wall of worry” as unsettling news on the Eurozone, Japan, government deficits and soaring commodity prices did not rattle investor confidence. The tremendous rally slowed down during the final quarter of our fiscal year, as the unintended consequences of both QE2 and persistently low interest rates are a decline in the dollar and a sharp rise in commodity prices. Notwithstanding the strong fourth quarter in 2010, the durability of the economic expansion lost momentum in the face of rising commodity prices which, for a time, all seemed highly correlated.

Looking forward there appears to be confusion over why market multiples are not higher. On consensus 2012 forecast of S&P 500 earnings, the market is trading at approximately 13x. This valuation seems quite modest relative to the current level of interest rates and inflation expectations. We think three of the most significant factors include commodity prices, regulations, and global macro concerns. Specifically, uncertainty over sovereign debt default in Europe continues. Is it just Greece or does it create a contagion….does that contagion create a Eurozone banking crisis? Will the U.S. default on our debt if legislators cannot agree on a debt ceiling increase and a balanced approach to future fiscal discipline that does not impinge current economic prospects? Can employment improve without housing rebounding and how many years will it take to work through the shadow inventory that continues to hang over the market? Just as we continue to believe that the economy will continue to experience subpar growth, so too do we believe that multiples will likely remain below where they otherwise might be in a more traditional mid-cycle environment.

As stock correlations have come down and uncertainty has increased over the past year, it has become what appears to be a good environment for active equity management. We are finding what we believe to be good value opportunities up and down the capitalization spectrum. We continue to be focused on company specific drivers (change dynamics of new products/markets/management, cost restructurings/divestitures), behavioral

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misperceptions (underreactions to good news or overreactions to bad news including regulations) and the return of excess capital and free cash flow to shareholders through stock buybacks and dividends. We believe that having a strong investment discipline will continue to be important as many of the challenges that created so much uncertainty during the past two years remain of concern from quarter to quarter for the foreseeable future.

Following is a discussion of factors that influenced the performance of each of the CRM Funds during the 12-month period ended June 30, 2011.

CRM Small Cap Value Fund returned 41.65% and 41.99% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 31.35% for the Russell 2000 Value Index and 37.41% for the Russell 2000 Index. The Fund’s relative outperformance versus the Russell 2000 Value Index during the period was primarily driven by stock selection across the technology and producer durable sectors. Relative to the Russell 2000 Index, the Fund’s positioning across the producer durable sector was also stronger while stock selection across the health care sector was another leading source of value. Individual holdings in the technology and producer durable sectors that contributed to Fund performance during the period included semiconductor manufacturer, Atmel, online commerce software company, Art Technology Group, and workforce solutions company, SFN Group. Underweighting in the financial services sector, which underperformed versus the overall performance of both Indices, was also a source of relative strength for the Fund. In addition to Atmel, leading individual contributors during this period included rig operator, Patterson-UTI Energy, and contact lens manufacturer, The Cooper Companies. An area of relative weakness versus both the Russell 2000 Value and Russell 2000 Indices was stock selection across the materials and processing and financial services sectors where the Fund’s holdings did not participate as much on the upside relative to the benchmark. Securities that detracted most from Fund performance during the period generally underperformed due to stock specific issues and included: SMART Technologies, Talbots and Oclaro. SMART Technologies shares declined as investors became concerned about the financial budgets of educational institutions, the company’s primary end-market. Talbots experienced weaker than expected sales during the time period as its management team worked to reposition and reinvigorate the brand. Oclaro, which supplies optical components to optical equipment vendors such as Ciena, Alcatel Lucent and Huawei, reduced its earnings forecast due to an industry wide inventory spike which we believe should be corrected by fall 2011.

CRM Small/Mid Cap Value Fund returned 39.48% and 39.86% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 34.54% for the Russell 2500 Value Index and 39.28% for the Russell 2500 Index. Companies in the health care, energy, consumer staples, and consumer discretionary sectors had a positive effect on the Fund’s performance. The Fund’s outperformance versus the Russell 2500 Value Index during the period was primarily driven by stock selection across the technology and consumer discretionary sectors. Individual holdings that contributed to Fund performance during the period included BMC Software and Syniverse Holdings in the technology sector and Stanley Black and Decker in the consumer discretionary sector. Relative to the Russell 2500 Index, the Fund’s positioning in the technology sector was also stronger while stock selection across the health care sector added more value versus this benchmark. Another source of relative strength against both Indices was stock selection in consumer staples, as beverage producer, Hansen Natural, and private label food manufacturer and distributor, Ralcorp Holdings, outperformed. In addition to these holdings, other top contributors during the period included contact lens manufacturer, The Cooper Companies, insurance provider, CIGNA, and rig operator, Patterson-UTI Energy. The main areas of relative weakness versus both Indices were stock selection across the producer durables sector and underweighting in the energy sector. Although we added value across both sectors during the period, the Fund’s producer durables holdings did not participate as much on the upside relative to the index while the Fund also gave up relative performance across

2

its energy holdings due to its lack of exposure to the sector. Securities that detracted most from Fund performance during the period included concert producer, Live Nation Entertainment, industrial supply distributor and manufacturer, Wesco International, and slot manufacturer, WMS Industries.

CRM Mid Cap Value Fund returned 38.07% and 38.32% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 34.28% for the Russell Midcap Value Index and 38.47% for the Russell Midcap Index. The Fund outperformed relative to the Russell Midcap Value Index due to stock selection across the technology and materials and processing sectors. Core technology holdings in the Fund, such as Red Hat, BMC Software and LSI Corporation, as well as Air Products and Chemicals and Crown Holdings across materials & processing, were strong performers during the period. In addition, the top contributors to the Fund’s overall performance during the period included media company, Viacom, industrial and security company, Tyco International, and oilfield service provider, Baker Hughes. The Fund slightly underperformed the Russell Midcap Index due to its lack of exposure to more cyclical and higher growth stocks within the consumer discretionary sector as these stocks were the strongest performers during the period. The Fund also experienced some headwinds in the healthcare sector relative to both the Russell Midcap Value and Russell Midcap Indices, as the Fund’s core holdings within the sector did not participate as much on the upside as the healthcare sector in both Indices as a whole. The Fund’s lack of exposure to the energy sector versus the Russell Midcap Value Index, the best performing sector during the reporting period, was also a source of relative weakness, though our energy holdings performed in line versus the overall sector within this Index. Securities that detracted most from Fund performance during the period were diverse and included: truck and engine parts manufacturer, Navistar International, financial holding company, Northern Trust, and hard disk manufacturer, Seagate Technology.

CRM Large Cap Opportunity Fund returned 32.44% and 32.73% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 31.93% for the Russell 1000 Index and 28.94% for the Russell 1000 Value Index. The primary source of relative outperformance versus the Russell 1000 and Russell 1000 Value Indices was stock selection across the consumer discretionary sector. Viacom, Stanley Black and Decker, and Hertz, which were included in this sector, were strong performers during the period. We also had superior stock selection versus the Russell 1000 and Russell 1000 Value Indices across consumer staples, as holdings such as Coca-Cola Enterprises and Hansen Natural outperformed during the period. The top contributors to the Fund’s overall performance during the period were media company, Viacom, industrial and security company, Tyco International, and oilfield service provider, Baker Hughes. Stock selection within the utilities sector provided for some headwinds across the Russell 1000 and Russell 1000 Value Indices as several of the Fund’s core holdings did not perform as well as the overall sector within the Indices. We also maintained the Fund’s underweighting to the energy sector during the period versus both the Russell 1000 and Russell 1000 Value Indices which was a relative weakness, although our overall stock selection within the sector was superior. Securities that detracted most from Fund performance during the period were banks, Bank of America and Citigroup, as well as retailer, Target.

CRM All Cap Value Fund returned 38.73% and 39.14% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 29.13% for the Russell 3000 Value Index and 32.37% for the Russell 3000 Index. Stock selection was the primary reason for the Fund’s relative outperformance versus both Indices. Also contributing to the Fund’s relative outperformance was the Fund’s lack of exposure to financials, which was the weakest performing sector during the period. Our diversification away from financials to other areas as determined by our stock selection was rewarded during the period. We also had strong stock selection across the consumer discretionary sector versus both Indices, as Viacom, Group 1 Automotive, and Stanley Black

3

and Decker were all top contributors within the sector. In addition to Viacom, other leading individual contributors to the Fund’s overall performance included industrial and security company, Tyco International, contact lens manufacturer, The Cooper Companies and media company, Viacom. Conversely, a source of weakness relative to both the Russell 3000 Value and Russell 3000 Indices was the Fund’s underweighting to utilities versus both Indices. Securities that detracted most from the Fund’s overall performance during the period included financial institutions Bank of America and Citigroup as well as transportation solutions provider, Meritor.

CRM Global Opportunity Fund returned 38.41% and 38.75% for the past fiscal year in the Investor and Institutional classes, respectively, as compared to 30.51% for the MSCI World Index. Overall, the Fund’s relative outperformance versus the MSCI World Index was mainly due to stock selection. In terms of regions, holdings across the U.S., Europe, and Japan outperformed relative to the Index. Leading contributors to the Fund’s relative outperformance across Europe included Seadrill Limited, a Norwegian company, and Antofagasta plc, a mining and industrials company based out of the United Kingdom. LSI Corporation, a U.S. based technology company, Arcos Dorados Holdings, a Latin American franchisee, as well as Japanese industrials company JGC Corp also positively contributed to the Fund’s performance. The Fund had slight relative underperformance in the energy and health care sectors relative to the Index, as Fund holdings such as Petrobras Petroleo Brasileiro SA, a Brazilian oil and gas provider, and Stryker, a U.S. based medical technology company, detracted from performance during the period. Fund holding Credicorp, an emerging market financial holding company based in Peru which was not part of the Index, also underperformed during the period.

CRM International Opportunity Fund returned 38.14% and 38.53% for the past fiscal year in the Investor and Institutional classes, respectively, as compared to 30.36% for the MSCI EAFE Index. The Fund benefited from strong stock selection across industrials, financials, and materials, as the Fund’s core positions in these sectors outperformed those in the Index. Exposure to Europe contributed to the Fund’s relative outperformance, and many of the Fund’s top contributors during this period were European holdings. Two companies based in the United Kingdom, Croda and Weir Group plc, were top performers for the Fund. Additionally, Rhodia, JGC Corporation and Arcos Dorados Holdings also contributed to Fund performance during the period. The Fund slightly underperformed the Index across consumer staples and information technology. In terms of regions, the Fund’s holdings across Asia ex-Japan, including Hong Kong and Indonesia and emerging markets, including Brazil and Peru, did not perform as well as securities from those regions included in the Index. Securities that detracted most from the Fund’s overall performance during the period included Credicorp, a financial services company based in Peru, Daphne International Holdings, a Chinese footwear distributor, and Estacio Participacoes SA, a Brazilian holding company active in educational services.

Sincerely,

Ronald H. McGlynn

Chairman and Chief Executive Officer, Cramer Rosenthal McGlynn, LLC

President, CRM Mutual Fund Trust

[1]	S&P refers to an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.
[2]

Quantitative Easing refers to a government monetary policy occassionally used to increase the money supply by buying government securities or other securities from the market. Quantitative Easing increases the money supply by flooding financial institutions with capital in an effort to promote lending and liquidity.

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Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Funds are professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Funds’ service providers. Without these waivers, total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.

Investments in small and mid capitalization companies generally are more volatile due to limited product lines, fewer capital resources and less depth of management than larger companies. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values. Investments in foreign securities, including emerging markets, involve special risks such as greater social, economic, regulatory, and political uncertainties, and currency fluctuation.

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by ALPS Distributors, Inc.

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CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2011

The following information compares the performance of the CRM Small Cap Value Fund (“Fund”) with the performance of the Russell 2000 Index and Russell 2000 Value Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from June 30, 2001 through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small Cap Value Fund — Investor Shares vs. Russell 2000 Index and

Russell 2000 Value Index 1

Expense Ratio (per prospectus dated 10/28/10): 1.10%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

This line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
6

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2011

CRM Small Cap Value Fund — Institutional Shares vs. Russell 2000 Index and

Russell 2000 Value Index 1

Expense Ratio (per prospectus dated 10/28/10): 0.85%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
7

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

JUNE 30, 2011

The following information compares the performance of the CRM Small/Mid Cap Value Fund (“Fund”) with the performance of the Russell 2500 Index and Russell 2500 Value Index. The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund), for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small/Mid Cap Value Fund — Investor Shares vs. Russell 2500 Index and

Russell 2500 Value Index 1

Expense Ratio (per prospectus dated 10/28/10): 1.12%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 1, 2004.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
8

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

JUNE 30, 2011

CRM Small/Mid Cap Value Fund — Institutional Shares vs. Russell 2500 Index and

Russell 2500 Value Index 1

Expense Ratio (per prospectus dated 10/28/10): 0.87%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on September 1, 2004.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
9

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

JUNE 30, 2011

The following information compares the performance of the CRM Mid Cap Value Fund (“Fund”) with the performance of the Russell Midcap Index and Russell Midcap Value Index. The Russell Midcap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods from June 30, 2001 through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid Cap Value Fund — Investor Shares vs. Russell Midcap Index and

Russell Midcap Value Index 1

Expense Ratio (per prospectus dated 10/28/10): 1.04%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
10

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

JUNE 30, 2011

CRM Mid Cap Value Fund — Institutional Shares vs. Russell Midcap Index and

Russell Midcap Value Index 1

Expense Ratio (per prospectus dated 10/28/10): 0.79%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
11

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

JUNE 30, 2011

The following information compares the performance of the CRM Large Cap Opportunity Fund (“Fund”) with the performance of the Russell 1000 Index and Russell 1000 Value Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund invests in large capitalization companies, the Fund may also invest in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Large Cap Opportunity Fund — Investor Shares vs. Russell 1000 Index and

Russell 1000 Value Index 1

Expense Ratios (per prospectus dated 10/28/10) - Gross: 1.31% Net: 1.16%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 1, 2005.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 1.15% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
12

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

JUNE 30, 2011

CRM Large Cap Opportunity Fund — Institutional Shares vs. Russell 1000 Index and

Russell 1000 Value Index 1

Expense Ratios (per prospectus dated 10/28/10) - Gross: 1.06% Net: 0.91%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 1, 2005.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 0.90% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
13

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

JUNE 30, 2011

The following information compares the performance of the CRM All Cap Value Fund (“Fund”) with the performance of the Russell 3000 Index and the Russell 3000 Value Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund may invest in large capitalization companies, the Fund may also invest in small and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM All Cap Value Fund — Investor Shares vs. Russell 3000 Index

and Russell 3000 Value Index 1

Expense Ratios (per prospectus dated 10/28/10) - Gross: 2.13% Net: 1.51%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on October 24, 2006.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 1.50% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
14

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

JUNE 30, 2011

CRM All Cap Value Fund — Institutional Shares vs. Russell 3000 Index and

Russell 3000 Value Index 1

Expense Ratios (per prospectus dated 10/28/10) - Gross: 1.88% Net: 1.26%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on October 24, 2006.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 1.25% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
15

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

JUNE 30, 2011

The following information compares the performance of the CRM Global Opportunity Fund (“Fund”) with the performance of the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM Global Opportunity Fund — Investor Shares vs. MSCI World Index 1

Expense Ratios (per prospectus dated 10/28/10, as supplemented on 06/23/11) - Gross: 2.65% Net: 1.51%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 1.50% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
16

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

JUNE 30, 2011

CRM Global Opportunity Fund — Institutional Shares vs. MSCI World Index 1

Expense Ratios (per prospectus dated 10/28/10, as supplemented on 06/23/11) - Gross: 1.75% Net: 1.26%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 1.25% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
17

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

JUNE 30, 2011

The following information compares the performance of the CRM International Opportunity Fund (“Fund”) with the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM International Opportunity Fund — Investor Shares vs. MSCI EAFE Index 1

Expense Ratios (per prospectus dated 10/28/10) - Gross: 5.16% Net: 1.51%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 1.50% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
18

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

JUNE 30, 2011

CRM International Opportunity Fund — Institutional Shares vs. MSCI EAFE Index 1

Expense Ratios (per prospectus dated 10/28/10) - Gross: 4.91% Net: 1.26%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses exceed 1.25% of average daily net assets of the share class. The expense limitation will expire November 1, 2011.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
19

CRM FUNDS

EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Six Months Ended June 30, 2011

Expense Table

Fund/Class	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,030.00	1.08%	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	1.08%	$5.42

CRM Funds
20

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

Fund/Class	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,031.20	0.85%	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	0.85%	$4.27

CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,066.10	1.08%	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	1.08%	$5.42

CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,066.80	0.86%	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	0.86%	$4.32

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,079.70	1.01%	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.72	1.01%	$5.07

CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,080.60	0.79%	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	0.79%	$3.97

CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,065.40	1.15%	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.02	1.15%	$5.77

CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,067.30	0.90%	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	0.90%	$4.52

CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,056.30	1.50%	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53

CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,058.00	1.25%	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

CRM Global Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,036.70	1.50%	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53

CRM Global Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,037.80	1.25%	$6.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

CRM Funds
21

CRM FUNDS

EXPENSE DISCLOSURE (Concluded)

Fund/Class	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,048.60	1.50%	$7.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53

CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,050.40	1.25%	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

CRM Funds
22

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

June 30, 2011

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

CRM Small Cap Value Fund - Sector Allocation
Common Stock
Information Technology	22.8%
Industrials	22.3
Consumer Discretionary	16.0
Financials	14.7
Health Care	7.7
Materials	6.0
Energy	4.6
Consumer Staples	1.7
Utilities	1.5
Short-Term Investments	2.7

100.0%

CRM Mid Cap Value Fund - Sector Allocation
Common Stock
Industrials	18.2%
Information Technology	16.4
Financials	13.7
Health Care	13.0
Consumer Discretionary	10.1
Energy	7.5
Materials	6.9
Utilities	6.6
Consumer Staples	4.1
Short-Term Investments	3.5

100.0%

CRM Small/Mid Cap Value Fund - Sector Allocation
Common Stock
Industrials	20.0%
Information Technology	18.3
Financials	14.9
Consumer Discretionary	11.9
Health Care	9.4
Utilities	8.3
Materials	7.0
Energy	4.8
Consumer Staples	2.7
Short-Term Investments	2.7

100.0%

CRM Large Cap Opportunity Fund - Sector Allocation
Common Stock
Industrials	16.2%
Financials	14.9
Information Technology	13.5
Health Care	13.0
Consumer Discretionary	10.1
Consumer Staples	9.1
Energy	8.7
Materials	5.3
Utilities	3.1
Telecommunication Services	1.6
Short-Term Investments	4.5

100.0%

CRM Funds
23

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

CRM All Cap Value Fund - Sector Allocation
Common Stock
Information Technology	20.3%
Industrials	18.4
Financials	15.9
Health Care	11.8
Consumer Discretionary	10.6
Energy	7.3
Consumer Staples	4.3
Materials	3.5
Utilities	2.4
Short-Term Investments	5.5

100.0%

CRM Global Opportunity Fund - Sector Allocation
Common Stock
Industrials	21.3%
Energy	16.3
Materials	16.1
Consumer Discretionary	13.6
Information Technology	10.0
Financials	7.7
Health Care	6.6
Telecommunication Services	1.7
Consumer Staples	1.4
Preferred Stock
Consumer Discretionary	1.5
Financials	1.3
Short-Term Investments	2.5

100.0%

CRM Global Opportunity Fund - Country Allocation
Common Stock
United States	28.4%
Japan	11.0
Canada	8.9
United Kingdom	6.7
France	6.1
Germany	6.0
Netherlands	4.8
Switzerland	3.9
Brazil	3.5
Bermuda	2.0
Chile	1.7
Hong Kong	1.7
Singapore	1.5
India	1.5
Belgium	1.5
Colombia	1.4
Austria	1.4
South Africa	1.4
Italy	1.3
Preferred Stock
Germany	1.5
Brazil	1.3
Short-Term Investments	2.5

100.0%

CRM Funds
24

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Concluded)

CRM International Opportunity Fund - Sector Allocation
Common Stock
Materials	19.4%
Energy	18.9
Industrials	17.7
Financials	13.6
Consumer Discretionary	10.3
Information Technology	4.8
Consumer Staples	4.7
Health Care	2.8
Telecommunication Services	1.7
Preferred Stock
Financials	1.3
Consumer Staples	1.4
Consumer Discretionary	1.6
Short-Term Investments	1.8

100.0%

CRM International Opportunity Fund - Country Allocation
Common Stock
Japan	12.8%
Germany	11.9
Canada	10.3
Brazil	10.0
United Kingdom	9.9
France	6.5
Netherlands	5.0
India	3.2
Norway	3.1
Hong Kong	1.7
Chile	1.7
Switzerland	1.7
Austria	1.6
Singapore	1.6
Belgium	1.5
Denmark	1.5
Bermuda	1.5
United Arab Emirates	1.5
Colombia	1.5
China	1.5
South Africa	1.4
Italy	1.3
Indonesia	1.2
Preferred Stock
Germany	3.0
Brazil	1.3
Short-Term Investments	1.8

100.0%

Portfolio holdings are subject to change at any time.

CRM Funds
25

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

Shares		Value
Common Stock — 97.2%
Consumer Discretionary — 15.9%
Automobiles & Components — 1.5%
652,500	Cooper Tire & Rubber Co.	$12,912,975

Consumer Durables & Apparel — 4.9%
799,200	CROCS, Inc.[1]	20,579,400
196,112	G-III Apparel Group Ltd.[1]	6,761,942
557,838	Maidenform Brands, Inc.[1]	15,429,799

		42,771,141

Consumer Services — 4.6%
519,186	CEC Entertainment, Inc.	20,824,550
430,835	Churchill Downs, Inc.	19,422,042

		40,246,592

Media — 1.9%
958,300	National CineMedia, Inc.	16,204,853

Retailing — 3.0%
245,800	Group 1 Automotive, Inc.	10,122,044
483,300	HSN, Inc.[1]	15,910,236

		26,032,280

Total Consumer Discretionary		138,167,841

Consumer Staples — 1.7%
Food, Beverage & Tobacco — 1.7%
115,950	Ralcorp Holdings, Inc.[1]	10,038,951
233,240	Snyders-Lance, Inc.	5,044,981

Total Consumer Staples		15,083,932

Energy — 4.6%
1,908,300	Advantage Oil & Gas Ltd.[1]	15,132,819
475,000	Patterson-UTI Energy, Inc.	15,014,750
499,100	Tesco Corp.[1]	9,687,531

Total Energy		39,835,100

Financials — 14.7%
Banks — 7.6%
2,002,200	Boston Private Financial Holdings, Inc.	13,174,476
750,898	Capitol Federal Financial, Inc.	8,830,561
336,940	Columbia Banking System, Inc.	5,802,107
1,184,769	First Commonwealth Financial Corp.	6,800,574
684,900	Oritani Financial Corp.	8,759,871
4,570,365	Popular, Inc.[1]	12,614,207
1,245,500	Susquehanna Bancshares, Inc.	9,964,000

		65,945,796

Diversified Financials — 2.3%
626,900	Investment Technology Group, Inc.[1]	8,789,138
596,500	KBW, Inc.	11,154,550

		19,943,688

Shares		Value
Financials — (continued)
Insurance — 1.3%
350,700	Platinum Underwriters Holdings Ltd.	$11,657,268

Real Estate — 3.5%
927,900	Chesapeake Lodging Trust	15,829,974
1,244,682	Summit Hotel Properties, Inc.	14,127,140

		29,957,114

Total Financials		127,503,866

Health Care — 7.7%
Health Care Equipment & Services — 5.4%
1,027,300	CONMED Corp.[1]	29,257,504
219,000	Cooper Cos., Inc. (The)	17,353,560

		46,611,064

Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
737,350	BioMarin Pharmaceutical, Inc.[1,2]	20,063,294

Total Health Care		66,674,358

Industrials — 22.3%
Capital Goods — 15.3%
886,500	Barnes Group, Inc.[2]	21,994,065
7,307,200	Capstone Turbine Corp.[1,2]	11,180,016
361,800	Chicago Bridge & Iron Co. N.V.	14,074,020
194,679	Cubic Corp.	9,926,682
460,600	EnerSys[1]	15,853,852
483,189	John Bean Technologies Corp.	9,335,212
1,612,800	Meritor, Inc.[1]	25,869,312
317,550	Moog, Inc. — Class A1	13,819,776
277,791	RBC Bearings, Inc.[1]	10,489,388

		132,542,323

Commercial & Professional Services — 7.0%
345,200	Acacia Research - Acacia Technologies[1]	12,665,388
430,815	G & K Services, Inc. — Class A	14,587,396
740,100	Geo Group, Inc. (The)[1]	17,044,503
831,200	Interface, Inc. — Class A	16,100,344

		60,397,631

Total Industrials		192,939,954

Information Technology — 22.8%
Semiconductors & Semiconductor Components — 2.9%
704,200	Atmel Corp.[1]	9,908,094
491,600	Ultratech, Inc.[1]	14,934,808

		24,842,902

Semiconductors & Semiconductor Equipment — 0.6%
132,512	Netlogic Microsystems, Inc.[1]	5,356,135

Software & Services — 8.3%
624,100	Acxiom Corp.[1]	8,181,951
1,436,000	Monster Worldwide, Inc.[1,2]	21,051,760
1,615,500	S1 Corp.[1]	12,083,940

See accompanying notes.		CRM Funds
26

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
1,314,500	Sapient Corp.[1]	$19,756,935
530,200	TeleTech Holdings, Inc.[1]	11,176,616

		72,251,202

Technology Hardware & Equipment — 11.0%
610,276	Aeroflex Holding Corp.[1]	11,076,510
193,300	Anixter International, Inc.	12,630,222
1,273,100	Brightpoint, Inc.[1]	10,324,841
229,222	Checkpoint Systems, Inc.[1]	4,098,489
850,600	Ciena Corp.[1,2]	15,634,028
1,803,348	Intermec, Inc.[1]	19,908,962
631,068	Mercury Computer Systems, Inc.[1]	11,788,350
1,389,080	Oclaro, Inc.[1,2]	9,334,618

		94,796,020

Total Information Technology		197,246,259

Materials — 6.0%
557,804	Calgon Carbon Corp.[1]	9,482,668
179,500	Carpenter Technology Corp.	10,353,560
201,571	Greif, Inc. — Class A	13,108,162
177,300	Innophos Holdings, Inc.	8,652,240
270,681	Materion Corp.[1]	10,007,077

Total Materials		51,603,707

Utilities — 1.5%
392,150	UIL Holdings Corp.	12,686,052

Total Common Stock (Cost $721,969,893)		841,741,069

Short-Term Investments — 2.7%
11,486,092	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[3]	11,486,092
11,486,092	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	11,486,092

Total Short-Term Investments (Cost $22,972,184)		22,972,184

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.9% (Cost $744,942,077)		864,713,253

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 4.4%
454,915	Barclays Time Deposit, 0.01%, 07/01/11[3]	$454,915
6,421,237	Citibank Time Deposit, 0.07%, 07/01/11[3]	6,421,237
2,195,466	Federal Funds 0.07%, 07/01/11[3]	2,195,466
27,301,378	Institutional Money Market Trust, 0.13%, 07/01/11[3]	27,301,378
454,933	Nova Scotia Time Deposit, 0.01%, 07/01/11[3]	454,933
454,933	Rabobank Time Deposit, 0.04%, 07/01/11[3]	454,933
1,123,907	Royal Bank of Canada Time Deposit, 0.02%, 07/01/11[3]	1,123,907

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $38,406,769)		38,406,769

Total Investments — 104.3% (Cost $783,348,846)		903,120,022	[4]
Liabilities in Excess of Other Assets — (4.3%)		(37,061,380)

Total Net Assets — 100.0%		$866,058,642

See accompanying notes.		CRM Funds
27

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

Summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobser- vable Inputs
Investments in Securities Common Stock	$841,741,069	$841,741,069	—	—
Short-Term Investments	22,972,184	22,972,184	—	—
Short-Term Invest- ments Held as Collateral for Loaned Securities	38,406,769	29,496,844	$8,909,925	—

Total	$903,120,022	$894,210,097	$8,909,925	—

The Fund’s policy is to recognize transfers into and transfers out of each leveling hierarchy as of the beginning of the reporting period.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At June 30, 2011, the market value of securities on loan for the CRM Small Cap Value Fund was $37,394,501. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
28

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

Shares		Value
Common Stock — 96.3%
Consumer Discretionary — 11.8%
Automobiles & Components — 3.0%
752,200	Dana Holding Corp.[1,2]	$13,765,260
191,504	Visteon Corp.[1]	13,100,789

		26,866,049

Consumer Durables & Apparel — 5.7%
512,300	Carter’s, Inc.[1]	15,758,348
700,350	CROCS, Inc.[1]	18,034,012
402,600	Harman International Industries, Inc.	18,346,482

		52,138,842

Consumer Services — 1.4%
411,900	WMS Industries, Inc.[1]	12,653,568

Retailing — 1.7%
482,800	HSN, Inc.[1]	15,893,776

Total Consumer Discretionary		107,552,235

Consumer Staples — 2.7%
Food, Beverage & Tobacco — 2.7%
179,350	Hansen Natural Corp.[1]	14,518,382
118,600	Ralcorp Holdings, Inc.[1]	10,268,388

Total Consumer Staples		24,786,770

Energy — 4.7%
354,600	Oceaneering International, Inc.[2]	14,361,300
374,550	Patterson-UTI Energy, Inc.	11,839,526
441,700	Plains Exploration & Production Co.[1]	16,837,604

Total Energy		43,038,430

Financials — 14.7%
Banks — 9.7%
1,049,400	Associated Banc-Corp.	14,586,660
501,000	Comerica, Inc.[2]	17,319,570
1,588,000	Fifth Third Bancorp	20,247,000
3,575,800	Popular, Inc.[1]	9,869,208
1,785,650	TFS Financial Corp.[1]	17,285,092
768,800	Umpqua Holdings Corp.	8,895,016

		88,202,546

Diversified Financials — 2.1%
519,800	Lazard Ltd. — Class A	19,284,580

Insurance — 2.9%
91,600	Allied World Assurance Co. Holdings Ltd.	5,274,328
180,500	RenaissanceRe Holdings Ltd.	12,625,975
288,900	Validus Holdings Ltd.	8,941,455

		26,841,758

Total Financials		134,328,884

Health Care — 9.3%
Health Care Equipment & Services — 7.1%
82,200	C.R. Bard, Inc.[2]	9,030,492

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
328,800	CareFusion Corp.[1]	$8,933,496
547,250	CIGNA Corp.	28,145,067
230,300	Cooper Cos., Inc. (The)	18,248,972

		64,358,027

Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
740,100	BioMarin Pharmaceutical, Inc.[1,2]	20,138,121

Total Health Care		84,496,148

Industrials — 19.8%
Capital Goods — 12.7%
717,300	Aecom Technology Corp.[1]	19,610,982
305,900	IDEX Corp.	14,025,515
321,000	Moog, Inc. — Class A1	13,969,920
132,900	Regal-Beloit Corp.[2]	8,873,733
408,600	Stanley Black & Decker, Inc.	29,439,630
155,250	Thomas & Betts Corp.[1]	8,360,212
387,284	WESCO International, Inc.[1]	20,948,192

		115,228,184

Commercial & Professional Services — 7.1%
535,100	Avery Dennison Corp.[2]	20,670,913
222,850	Dun & Bradstreet Corp.	16,834,089
525,800	Equifax, Inc.	18,255,776
171,700	Manpower, Inc.	9,211,705

		64,972,483

Total Industrials		180,200,667

Information Technology — 18.1%
Semiconductors & Semiconductor Equipment — 4.2%
2,785,140	LSI Corp.[1]	19,830,197
109,700	Netlogic Microsystems, Inc.[1,2]	4,434,074
1,321,050	ON Semiconductor Corp.[1]	13,831,393

		38,095,664

Software & Services — 10.4%
3,900	Alliance Data Systems Corp.[1]	366,873
357,260	BMC Software, Inc.[1]	19,542,122
197,250	Equinix, Inc.[1]	19,926,195
472,900	IAC/InterActiveCorp.[1]	18,050,593
1,450,550	Monster Worldwide, Inc.[1,2]	21,265,063
676,590	Parametric Technology Corp.[1]	15,514,209

		94,665,055

Technology Hardware & Equipment — 3.5%
765,900	Ciena Corp.[1,2]	14,077,242
431,750	Zebra Technologies Corp. — Class A1	18,206,898

		32,284,140

Total Information Technology		165,044,859

Materials — 7.0%
66,822	Albemarle Corp.	4,624,082
299,900	Ashland, Inc.	19,379,538
493,400	Cytec Industries, Inc.	28,217,546

See accompanying notes.		CRM Funds
29

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

Shares		Value
Materials — (continued)
174,450	Greif, Inc. — Class A	$11,344,484

Total Materials		63,565,650

Utilities — 8.2%
651,550	American Water Works Co., Inc.	19,188,148
588,100	CMS Energy Corp.[2]	11,579,689
1,253,700	NV Energy, Inc.	19,244,295
299,050	OGE Energy Corp.	15,048,196
302,000	UIL Holdings Corp.[2]	9,769,700

Total Utilities		74,830,028

Total Common Stock (Cost $762,986,570)		877,843,671

Short-Term Investments — 2.7%
12,086,520	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[3]	12,086,520
12,086,519	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	12,086,519

Total Short-Term Investments (Cost $24,173,039)		24,173,039

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.0% (Cost $787,159,609)		902,016,710

Short-Term Investments Held As Collateral For Loaned Securities — 8.6%
934,051	Barclays Time Deposit, 0.01%, 07/01/11[3]	934,051
13,184,348	Citibank Time Deposit, 0.07%, 07/01/11[3]	13,184,348
4,507,820	Federal Funds 0.07%, 07/01/11[3]	4,507,820
56,056,311	Institutional Money Market Trust, 0.13%, 07/01/11[3]	56,056,311
934,087	Nova Scotia Time Deposit, 0.01%, 07/01/11[3]	934,087

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — (continued)
934,087	Rabobank Time Deposit, 0.04%, 07/01/11[3]	$934,087
2,307,652	Royal Bank of Canada Time Deposit, 0.02%, 07/01/11[3]	2,307,652

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $78,858,356)		78,858,356

Total Investments — 107.6% (Cost $866,017,965)		980,875,066	[4]
Liabilities in Excess of Other Assets — (7.6%)		(69,448,198)

Total Net Assets — 100.0%		$911,426,868

Summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobser- vable Inputs
Investments in Securities Common Stock	$877,843,671	$877,843,671	—	—
Short-Term Investments	24,173,039	24,173,039	—	—
Short-Term Invest- ments Held as Collateral for Loaned Securities	78,858,356	60,564,131	$18,294,225	—

Total	$980,875,066	$962,580,841	$18,294,225	—

The Fund’s policy is to recognize transfers into and transfers out of each leveling hierarchy as of the beginning of the reporting period.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At June 30, 2011, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $76,687,898. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
30

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 10.0%
Automobiles & Components — 1.6%
978,300	Visteon Corp.[1]	$66,925,503

Consumer Durables & Apparel — 3.1%
1,462,300	Hasbro, Inc.[2]	64,238,839
4,004,976	Newell Rubbermaid, Inc.	63,198,521

		127,437,360

Consumer Services — 1.6%
3,151,668	Intercontinental Hotels Group PLC, ADR[2,3,4]	65,144,978

Media — 3.7%
3,188,600	CBS Corp. — Class B	90,843,214
1,262,985	Viacom, Inc. — Class B	64,412,235

		155,255,449

Total Consumer Discretionary		414,763,290

Consumer Staples — 4.0%
Food & Staples Retailing — 1.1%
1,783,268	Kroger Co. (The)	44,225,047

Food, Beverage & Tobacco — 2.9%
2,175,400	Coca-Cola Enterprises, Inc.	63,478,172
874,775	Mead Johnson Nutrition Co.	59,091,051

		122,569,223

Total Consumer Staples		166,794,270

Energy — 7.5%
320,710	Baker Hughes, Inc.	23,270,717
1,856,200	Cameron International Corp.[1,2]	93,348,298
2,984,100	El Paso Corp.	60,278,820
1,524,400	Plains Exploration & Production Co.[1]	58,110,128
3,999,800	Weatherford International Ltd.[1]	74,996,250

Total Energy		310,004,213

Financials — 13.6%
Banks — 5.7%
2,295,700	Comerica, Inc.	79,362,349
7,280,400	Fifth Third Bancorp	92,825,100
2,430,285	SunTrust Banks, Inc.	62,701,353

		234,888,802

Diversified Financials — 3.7%
1,802,200	Ameriprise Financial, Inc.	103,950,896
1,131,000	Northern Trust Corp.	51,980,760

		155,931,656

Insurance — 4.2%
2,028,400	Willis Group Holdings PLC[2,4]	83,387,524
4,128,116	XL Group PLC[4]	90,735,990

		174,123,514

Total Financials		564,943,972

Shares		Value
Health Care — 12.8%
Health Care Equipment & Services — 10.3%
1,502,887	CareFusion Corp.[1]	$40,833,440
2,109,400	CIGNA Corp.	108,486,442
2,373,277	St. Jude Medical, Inc.	113,157,847
1,389,663	Stryker Corp.[2]	81,559,322
1,307,000	Zimmer Holdings, Inc.[1]	82,602,400

		426,639,451

Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
1,881,600	Hospira, Inc.[1]	106,611,456

Total Health Care		533,250,907

Industrials — 18.0%
Capital Goods — 12.5%
1,492,800	Dover Corp.	101,211,840
1,878,700	Navistar International Corp.[1]	106,071,402
1,871,211	Stanley Black & Decker, Inc.	134,820,752
3,609,585	Tyco International Ltd.	178,421,787

		520,525,781

Commercial & Professional Services — 5.5%
2,494,580	Avery Dennison Corp.	96,365,625
797,304	Manpower, Inc.	42,775,360
2,852,100	Republic Services, Inc.	87,987,285

		227,128,270

Total Industrials		747,654,051

Information Technology — 16.3%
Semiconductors & Semiconductor Equipment — 2.2%
12,837,145	LSI Corp.[1]	91,400,472

Software & Services — 8.4%
1,636,478	BMC Software, Inc.[1]	89,515,346
2,836,600	Fidelity National Information Services, Inc.	87,338,914
2,603,704	Parametric Technology Corp.[1]	59,702,933
1,060,500	Rovi Corp.[1]	60,830,280
2,489,154	Western Union Co. (The)	49,857,755

		347,245,228

Technology Hardware & Equipment — 5.7%
3,132,900	Motorola Solutions, Inc.[1]	144,238,716
2,542,700	TE Connectivity Ltd.[2]	93,469,652

		237,708,368

Total Information Technology		676,354,068

Materials — 6.8%
811,350	Air Products & Chemicals, Inc.[2]	77,548,833
583,500	Airgas, Inc.	40,868,340
814,700	Allegheny Technologies, Inc.[2]	51,709,009
1,075,250	Ashland, Inc.	69,482,655
1,128,400	Crown Holdings, Inc.[1]	43,804,488

Total Materials		283,413,325

Utilities — 6.6%
1,829,793	American Water Works Co., Inc.	53,887,404

See accompanying notes.		CRM Funds
31

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

Shares		Value
Utilities — (continued)
3,092,787	CMS Energy Corp.[2]	$60,896,976
1,977,300	Edison International	76,620,375
2,956,900	PPL Corp.[2]	82,290,527

Total Utilities		273,695,282

Total Common Stock (Cost $3,358,894,712)		3,970,873,378

Short-Term Investments — 3.5%
71,888,080	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[5]	71,888,080
71,888,079	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[5]	71,888,079

Total Short-Term Investments (Cost $143,776,159)		143,776,159

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.1% (Cost $3,502,670,871)		4,114,649,537

Short-Term Investments Held As Collateral For Loaned Securities — 1.5%
736,397	Barclays Time Deposit, 0.01%, 07/01/11[5]	736,397
10,394,415	Citibank Time Deposit, 0.07%, 07/01/11[5]	10,394,416
3,553,923	Federal Funds 0.07%, 07/01/11[5]	3,553,923
44,194,268	Institutional Money Market Trust, 0.13%, 07/01/11[5]	44,194,268
736,425	Nova Scotia Time Deposit, 0.01%, 07/01/11[5]	736,425
736,425	Rabobank Time Deposit, 0.04%, 07/01/11[5]	736,425
1,819,331	Royal Bank of Canada Time Deposit, 0.02%, 07/01/11[5]	1,819,331

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $62,171,185)		62,171,185

	Value
Total Investments — 100.6% (Cost $3,564,842,056)	4,176,820,722	[6]
Liabilities in Excess of Other Assets — (0.6%)	(23,539,653)

Total Net Assets — 100.0%	$4,153,281,069

Summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs
Investments in Securities Common Stock	$3,970,873,378	$3,970,873,378	—	—
Short-Term Investments	143,776,159	143,776,159	—	—
Short-Term Invest- ments Held as Collateral for Loaned Securities	62,171,185	47,748,191	$14,422,994	—

Total	$4,176,820,722	$4,162,397,728	$14,422,994	—

The Fund’s policy is to recognize transfers into and transfers out of each leveling hierarchy as of the beginning of the period.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]

At June 30, 2011, the market value of securities on loan for the CRM Mid Cap Value Fund was $60,081,785. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
32

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

Shares		Value
Common Stock — 95.3%
Consumer Discretionary — 10.1%
Automobiles & Components — 2.7%
62,400	General Motors Co.[1]	$1,894,464

Consumer Durables & Apparel — 2.1%
31,800	Harman International Industries, Inc.	1,449,126

Consumer Services — 1.7%
4,100	Carnival Corp.	154,283
12,000	McDonald’s Corp.	1,011,840

		1,166,123

Media — 1.5%
21,000	Viacom, Inc. — Class B	1,071,000

Retailing — 2.1%
31,750	Target Corp.	1,489,393

Total Consumer Discretionary		7,070,106

Consumer Staples — 9.1%
Food, Beverage & Tobacco — 9.1%
23,600	Anheuser-Busch InBev N.V., ADR[2] .	1,369,036
18,100	Coca-Cola Co. (The)	1,217,949
34,000	Coca-Cola Enterprises, Inc.	992,120
13,600	Hansen Natural Corp.[1]	1,100,920
23,400	PepsiCo, Inc.	1,648,062

Total Consumer Staples		6,328,087

Energy — 8.6%
10,200	Chevron Corp.	1,048,968
14,300	National Oilwell Varco, Inc.	1,118,403
12,700	Occidental Petroleum Corp.	1,321,308
64,100	Talisman Energy, Inc.	1,313,409
65,300	Weatherford International Ltd.[1]	1,224,375

Total Energy		6,026,463

Financials — 14.8%
Banks — 2.1%
24,600	PNC Financial Services Group, Inc.	1,466,406

Diversified Financials — 5.7%
21,300	American Express Co.	1,101,210
44,050	Citigroup, Inc.	1,834,242
26,400	JPMorgan Chase & Co.	1,080,816

		4,016,268

Insurance — 7.0%
32,450	Prudential Financial, Inc.	2,063,496
29,800	Willis Group Holdings PLC[3]	1,225,078
71,700	XL Group PLC[3]	1,575,966

		4,864,540

Total Financials		10,347,214

Health Care — 13.0%
Health Care Equipment & Services — 8.5%
19,000	Covidien PLC[3]	1,011,370

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
16,400	McKesson Corp.	$1,371,860
41,000	St. Jude Medical, Inc	1,954,880
27,100	Stryker Corp.	1,590,499

		5,928,609

Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
31,200	Hospira, Inc.[1]	1,767,792
32,900	Roche Holding AG, ADR[2]	1,380,484

		3,148,276

Total Health Care		9,076,885

Industrials — 16.2%
Capital Goods — 13.8%
22,350	Dover Corp.	1,515,330
98,100	General Electric Co.	1,850,166
5,300	Precision Castparts Corp.	872,645
31,450	Stanley Black & Decker, Inc.	2,265,972
63,100	Tyco International Ltd.	3,119,033

		9,623,146

Commercial & Professional Services — 2.4%
42,800	Avery Dennison Corp.	1,653,364

Total Industrials		11,276,510

Information Technology — 13.5%
Software & Services — 10.0%
27,480	BMC Software, Inc.[1]	1,503,156
36,000	IAC/InterActiveCorp.[1]	1,374,120
47,400	Oracle Corp.	1,559,934
15,800	Visa, Inc. — Class A	1,331,308
77,730	Yahoo!, Inc.[1]	1,169,059

		6,937,577

Technology Hardware & Equipment — 3.5%
53,000	Motorola Solutions, Inc.[1]	2,440,120

Total Information Technology		9,377,697

Materials — 5.3%
28,200	Cytec Industries, Inc.	1,612,758
29,300	Dow Chemical Co. (The)	1,054,800
19,700	Freeport-McMoRan Copper & Gold, Inc.	1,042,130

Total Materials		3,709,688

Telecommunication Services — 1.6%
21,850	American Tower Corp. — Class A1	1,143,410

Total Telecommunication Services		1,143,410

Utilities — 3.1%
28,500	Edison International	1,104,375
37,100	PPL Corp.	1,032,493

Total Utilities		2,136,868

Total Common Stock (Cost $59,061,201)		66,492,928

See accompanying notes.		CRM Funds
33

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

Shares		Value
Short-Term Investments — 4.5%
1,567,525	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	$1,567,525
1,567,526	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	1,567,526

Total Short-Term Investments (Cost $3,135,051)		3,135,051

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.8% (Cost $62,196,252)		69,627,979

Total Investments — 99.8% (Cost $62,196,252)		69,627,979
Other Assets in Excess of Liabilities — 0.2%		142,586

Total Net Assets — 100.0%		$69,770,565

Summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$66,492,928	$66,492,928	—	—
Short-Term Investments	3,135,051	3,135,051	—	—

Total	$69,627,979	$69,627,979	—	—

The Fund’s policy is to recognize transfers into and transfers out of each leveling hierarchy as of the beginning of the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
34

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 10.7%
Automobiles & Components — 2.5%
32,400	General Motors Co.[1]	$983,664

Consumer Durables & Apparel — 4.3%
36,400	CROCS, Inc.[1]	937,300
16,800	Harman International Industries, Inc.	765,576

		1,702,876

Media — 2.3%
30,100	CBS Corp. — Class B	857,549
1,200	Viacom, Inc. — Class B	61,200

		918,749

Retailing — 1.6%
19,000	HSN, Inc.[1]	625,480

Total Consumer Discretionary		4,230,769

Consumer Staples — 4.3%
Food, Beverage & Tobacco — 4.3%
13,300	Anheuser-Busch InBev N.V., ADR[2] .	771,533
13,300	PepsiCo, Inc.	936,719

Total Consumer Staples		1,708,252

Energy — 7.4%
16,800	Cameron International Corp.[1]	844,872
4,900	Chevron Corp.	503,916
39,350	Talisman Energy, Inc.	806,281
40,450	Weatherford International Ltd.[1]	758,438

Total Energy		2,913,507

Financials — 16.2%
Banks — 5.8%
63,100	Fifth Third Bancorp	804,525
12,700	PNC Financial Services Group, Inc.	757,047
74,100	TFS Financial Corp.[1]	717,288

		2,278,860

Diversified Financials — 3.9%
31,330	Citigroup, Inc.	1,304,581
6,300	Lazard Ltd. — Class A	233,730

		1,538,311

Insurance — 6.5%
15,600	Prudential Financial, Inc.	992,004
19,100	Willis Group Holdings PLC[3]	785,201
35,300	XL Group PLC[3]	775,894

		2,553,099

Total Financials		6,370,270

Health Care — 12.0%
Health Care Equipment & Services — 8.6%
30,700	CONMED Corp.[1]	874,336
9,700	Cooper Cos., Inc. (The)	768,628
20,100	St. Jude Medical, Inc.	958,368

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
13,300	Stryker Corp.	$780,577

		3,381,909

Pharmaceuticals, Biotechnology & Life Sciences — 3.4%
21,550	BioMarin Pharmaceutical, Inc.[1]	586,376
13,500	Hospira, Inc.[1]	764,910

		1,351,286

Total Health Care		4,733,195

Industrials — 18.6%
Capital Goods — 16.3%
37,600	Barnes Group, Inc.	932,856
8,800	Dover Corp.	596,640
75,200	Meritor, Inc.[1]	1,206,208
16,200	Stanley Black & Decker, Inc.	1,167,210
33,000	Tyco International Ltd.	1,631,190
16,800	WESCO International, Inc.[1]	908,712

		6,442,816

Commercial & Professional Services — 2.3%
23,100	Avery Dennison Corp.	892,353

Total Industrials		7,335,169

Information Technology — 20.6%
Semiconductors & Semiconductor Equipment — 3.9%
122,650	LSI Corp.[1]	873,268
16,200	Netlogic Microsystems, Inc.[1]	654,804

		1,528,072

Software & Services — 9.3%
3,400	Alliance Data Systems Corp.[1]	319,838
15,600	BMC Software, Inc.[1]	853,320
20,000	IAC/InterActiveCorp.[1]	763,400
66,000	Monster Worldwide, Inc.[1]	967,560
8,900	Visa, Inc. — Class A	749,914

		3,654,032

Technology Hardware & Equipment — 7.4%
35,900	Ciena Corp.[1]	659,842
82,700	Intermec, Inc.[1]	913,008
29,500	Motorola Solutions, Inc.[1]	1,358,180

		2,931,030

Total Information Technology		8,113,134

Materials — 3.5%
9,300	Allegheny Technologies, Inc.	590,271
13,900	Cytec Industries, Inc.	794,941

Total Materials		1,385,212

Utilities — 2.5%
15,000	Edison International	581,250

See accompanying notes.		CRM Funds
35

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

Shares		Value
Utilities — (continued)
13,900	PPL Corp.	$386,837

Total Utilities		968,087

Total Common Stock (Cost $34,638,230)		37,757,595

Short-Term Investments — 5.6%
1,098,417	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	1,098,417
1,098,416	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	1,098,416

Total Short-Term Investments (Cost $2,196,833)		2,196,833

Total Investments — 101.4% (Cost $36,835,063)		39,954,428
Liabilities in Excess of Other Assets — (1.4%)		(538,893)

Total Net Assets — 100.0%		$39,415,535

Summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$37,757,595	$37,757,595	—	—
Short-Term Investments	2,196,833	2,196,833	—	—

Total	$39,954,428	$39,954,428	—	—

The Fund’s policy is to recognize transfers into and transfers out of each leveling hierarchy as of the beginning of the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
36

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

Shares		Value
Common Stock — 95.4%
Austria — 1.4%
15,540	Andritz AG	$1,602,318

Total Austria		1,602,318

Belgium — 1.5%
28,075	Anheuser-Busch InBev N.V.	1,629,410

Total Belgium		1,629,410

Bermuda — 2.1%
65,300	Seadrill Ltd.	2,295,871

Total Bermuda		2,295,871

Brazil — 3.5%
340,900	PDG Realty SA Empreendimentos e Participacoes	1,920,040
70,700	Vale SA, ADR[2]	2,047,472

Total Brazil		3,967,512

Canada — 8.9%
49,300	Canadian Natural Resources Ltd.	2,066,669
261,600	Gran Tierra Energy, Inc.[1]	1,722,391
42,900	Suncor Energy, Inc.	1,681,394
104,800	Talisman Energy, Inc.	2,152,613
47,100	Teck Resources Ltd. — Class B	2,393,947

Total Canada		10,017,014

Chile — 1.7%
94,415	ENTEL Chile SA	1,916,987

Total Chile		1,916,987

Colombia — 1.4%
55,100	Petrominerales Ltd.	1,617,379

Total Colombia		1,617,379

France — 6.1%
36,850	Accor SA	1,648,588
76,800	AXA SA	1,743,383
13,900	Technip SA	1,489,971
16,180	Vallourec SA	1,972,608

Total France		6,854,550

Germany — 6.0%
14,050	Brenntag AG	1,634,148
32,300	Hannover Rueckversicherung AG	1,679,803
14,620	Siemens AG	2,009,105
45,420	Symrise AG	1,446,392

Total Germany		6,769,448

Hong Kong — 1.7%
1,172,000	Noble Group Ltd.	1,887,344

Total Hong Kong		1,887,344

India — 1.5%
123,470	Tata Steel Ltd.	1,690,537

Total India		1,690,537

Shares		Value
Italy — 1.4%
251,000	Prada SpA[1]	$1,514,380

Total Italy		1,514,380

Japan — 11.1%
78,100	Capcom Co. Ltd.	1,801,696
59,000	JGC Corp.	1,616,430
111,800	JSR Corp.	2,167,037
112,200	Kuraray Co. Ltd.	1,643,733
14,600	Sawai Pharmaceutical Co. Ltd.	1,538,282
9,300	SMC Corp.	1,676,511
114,900	Stanley Electric Co. Ltd.	2,017,036

Total Japan		12,460,725

Netherlands — 4.9%
159,915	ING Groep N.V.[1]	1,970,725
24,700	Koninklijke DSM N.V.	1,602,952
70,940	SBM Offshore N.V.	1,875,703

Total Netherlands		5,449,380

Singapore — 1.5%
187,700	Keppel Corp. Ltd.	1,698,245

Total Singapore		1,698,245

South Africa — 1.4%
241,300	Northam Platinum Ltd.	1,519,569

Total South Africa		1,519,569

Switzerland — 3.9%
5,765	Syngenta AG1	1,948,285
49,600	Tyco International Ltd.	2,451,728

Total Switzerland		4,400,013

United Kingdom — 6.8%
659,560	Afren PLC[1,3]	1,670,933
1,135,365	Barratt Developments PLC[1,3]	2,083,868
399,065	Morgan Crucible Co. PLC[3]	1,974,870
73,332	Subsea 7 SA1	1,875,625

Total United Kingdom		7,605,296

United States — 28.6%
42,600	Avery Dennison Corp.	1,645,638
21,240	BMC Software, Inc.[1]	1,161,828
65,300	Ciena Corp.[1]	1,200,214
37,090	Citigroup, Inc.	1,544,428
57,800	CROCS, Inc.[1]	1,488,350
30,200	Cytec Industries, Inc.	1,727,138
56,200	General Motors Co.[1]	1,706,232
37,400	Harman International Industries, Inc.	1,704,318
29,200	Hospira, Inc.[1]	1,654,472
40,100	HSN, Inc.[1]	1,320,092
231,400	LSI Corp.[1]	1,647,568
108,300	Meritor, Inc.[1]	1,737,132
107,300	Monster Worldwide, Inc.[1]	1,573,018
47,500	Motorola Solutions, Inc.[1]	2,186,900
50,900	Oracle Corp.	1,675,119

See accompanying notes.		CRM Funds
37

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

Shares		Value
United States — (continued)
26,700	Prudential Financial, Inc.	$1,697,853
43,000	St. Jude Medical, Inc.	2,050,240
30,200	Stanley Black & Decker, Inc.	2,175,910
37,100	Stryker Corp.	2,177,399

Total United States		32,073,849

Total Common Stock (Cost $98,574,036)		106,969,827

Preferred Stock — 2.8%
Brazil — 1.3%
132,300	Banco do Estado do Rio Grande do Sul	1,483,516

Total Brazil		1,483,516

Germany — 1.5%
59,800	ProSiebenSat.1 Media AG	1,702,478

Total Germany		1,702,478

Total Preferred Stock (Cost $2,926,330)		3,185,994

Short-Term Investments — 2.5%
1,397,317	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	1,397,317
1,397,317	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	1,397,317

Total Short-Term Investments (Cost $2,794,634)		2,794,634

Total Investments — 100.7% (Cost $104,295,000)		112,950,455
Liabilities in Excess of Other Assets — (0.7%)		(780,837)

Total Net Assets — 100.0%		$112,169,618

Summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$1,602,318	—	$1,602,318	—
Belgium	1,629,410	—	1,629,410	—
Bermuda	2,295,871	—	2,295,871	—
Brazil	3,967,512	$3,967,512	—	—
Canada	10,017,014	10,017,014	—	—
Chile	1,916,987	1,916,987	—	—
Colombia	1,617,379	1,617,379	—	—
France	6,854,550	—	6,854,550	—
Germany	6,769,448	—	6,769,448	—
Hong Kong	1,887,344	—	1,887,344	—
India	1,690,537	—	1,690,537	—
Italy	1,514,380	1,514,380	—	—
Japan	12,460,725	—	12,460,725	—
Netherlands	5,449,380	—	5,449,380	—
Singapore	1,698,245	—	1,698,245	—
South Africa	1,519,569	—	1,519,569	—
Switzerland	4,400,013	2,451,728	1,948,285	—
United Kingdom	7,605,296	—	7,605,296	—
United States	32,073,849	32,073,849	—	—
Preferred Stock
Brazil	1,483,516	1,483,516	—	—
Germany	1,702,478	—	1,702,478	—
Short-Term Investments	2,794,634	2,794,634	—	—

Total	$112,950,455	$57,836,999	$55,113,456	—

The Fund had no transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
38

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

Shares		Value
Common Stock — 92.6%
Austria — 1.6%
3,485	Andritz AG	$359,336

Total Austria		359,336

Belgium — 1.5%
5,938	Anheuser-Busch InBev N.V.	344,628

Total Belgium		344,628

Bermuda — 1.5%
9,600	Seadrill Ltd.	337,525

Total Bermuda		337,525

Brazil — 9.9%
28,600	BR Properties SA	322,532
24,900	Cosan SA Industria e Comercio	392,490
27,700	Estacio Participacoes SA	356,578
69,300	PDG Realty SA Empreendimentos e Participacoes	390,316
9,400	Petroleo Brasileiro SA, ADR[2]	318,284
16,860	Vale SA, ADR[2]	488,266

Total Brazil		2,268,466

Canada — 10.2%
8,100	Canadian Natural Resources Ltd.	339,554
2,065	First Quantum Minerals Ltd.	301,084
53,200	Gran Tierra Energy, Inc.[1]	350,272
8,700	Suncor Energy, Inc.	340,982
24,000	Talisman Energy, Inc.	492,965
10,035	Teck Resources Ltd. — Class B	510,048

Total Canada		2,334,905

Chile — 1.7%
19,100	ENTEL Chile SA	387,803

Total Chile		387,803

China — 1.4%
79,200	China Pacific Insurance Group Co. Ltd. — Class H	329,538

Total China		329,538

Colombia — 1.4%
11,300	Petrominerales Ltd.	331,695

Total Colombia		331,695

Denmark — 1.5%
4,000	FLSmidth & Co. A/S	340,110

Total Denmark		340,110

France — 6.4%
8,635	Accor SA	386,311
16,870	AXA SA	382,954
2,889	Technip SA	309,678
3,316	Vallourec SA	404,275

Total France		1,483,218

Germany — 11.7%
3,455	BASF SE	338,666

Shares		Value
Germany — (continued)
3,200	Brenntag AG	$372,190
6,530	Hannover Rueckversicherung AG	339,601
1,543	Linde AG	270,715
3,720	MTU Aero Engines Holding AG	297,125
6,285	SAP AG	381,051
2,955	Siemens AG	406,081
9,210	Symrise AG	293,291

Total Germany		2,698,720

Hong Kong — 1.7%
241,454	Noble Group Ltd.	388,828

Total Hong Kong		388,828

India — 3.1%
29,600	HCL Technologies Ltd.	328,443
28,810	Tata Steel Ltd.	394,463

Total India		722,906

Indonesia — 1.1%
314,000	Bank Mandiri Tbk PT	264,480

Total Indonesia		264,480

Italy — 1.3%
50,600	Prada SpA[1]	305,289

Total Italy		305,289

Japan — 12.7%
15,900	Capcom Co. Ltd.	366,799
12,000	JGC Corp.	328,765
22,700	JSR Corp.	439,998
23,600	Kuraray Co. Ltd.	345,741
3,200	Sawai Pharmaceutical Co. Ltd.	337,158
1,900	SMC Corp.	342,513
25,400	Stanley Electric Co. Ltd.	445,889
8,100	Sysmex Corp.	304,656

Total Japan		2,911,519

Netherlands — 5.0%
36,300	ING Groep N.V.[1]	447,346
4,770	Koninklijke DSM N.V.	309,558
14,440	SBM Offshore N.V.	381,804

Total Netherlands		1,138,708

Norway — 3.0%
22,200	DnB NOR ASA	309,279
45,950	Storebrand ASA	390,815

Total Norway		700,094

Singapore — 1.5%
39,300	Keppel Corp. Ltd.	355,573

Total Singapore		355,573

South Africa — 1.4%
49,825	Northam Platinum Ltd.	313,769

Total South Africa		313,769

See accompanying notes.		CRM Funds
39

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

Shares		Value
Switzerland — 1.7%
1,125	Syngenta AG1	$380,194

Total Switzerland		380,194

United Arab Emirates — 1.5%
39,805	Dragon Oil PLC[3]	334,095

Total United Arab Emirates		334,095

United Kingdom — 9.8%
81,600	Aberdeen Asset Management PLC[3] .	292,289
134,050	Afren PLC[1,3]	339,603
247,230	Barratt Developments PLC[1,3]	453,770
16,200	Diageo PLC[3]	331,436
84,865	Morgan Crucible Co. PLC[3]	419,975
15,882	Subsea 7 SA1	406,217

Total United Kingdom		2,243,290

Total Common Stock (Cost $19,618,006)		21,274,689

Preferred Stock — 4.3%
Brazil — 1.3%
26,500	Banco do Estado do Rio Grande do Sul	297,152

Total Brazil		297,152

Germany — 3.0%
4,450	Henkel AG & Co. KGaA	309,447
13,175	ProSiebenSat.1 Media AG	375,086

Total Germany		684,533

Total Preferred Stock (Cost $894,242)		981,685

Short-Term Investments — 1.7%
198,889	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	198,889
198,889	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	198,889

Total Short-Term Investments (Cost $397,778)		397,778

Total Investments — 98.6% (Cost $20,910,026)		22,654,152
Other Assets in Excess of Liabilities — 1.4%		331,920

Total Net Assets — 100.0%		$22,986,072

Summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$359,336	—	$359,336	—
Belgium	344,628	—	344,628	—
Bermuda	337,525	—	337,525	—
Brazil	2,268,466	$2,268,466	—	—
Canada	2,334,905	2,334,905	—	—
Chile	387,803	387,803	—	—
China	329,538	—	329,538	—
Colombia	331,695	331,695	—	—
Denmark	340,110	—	340,110	—
France	1,483,218	—	1,483,218	—
Germany	2,698,720	—	2,698,720	—
Hong Kong	388,828	—	388,828	—
India	722,906	—	722,906	—
Indonesia	264,480	—	264,480	—
Italy	305,289	305,289	—	—
Japan	2,911,519	—	2,911,519	—
Netherlands	1,138,708	—	1,138,708	—
Norway	700,094	—	700,094	—
Singapore	355,573	—	355,573	—
South Africa	313,769	—	313,769	—
Switzerland	380,194	—	380,194	—
United Arab Emirates	334,095	—	334,095	—
United Kingdom	2,243,290	—	2,243,290	—
Preferred Stock
Brazil	297,152	297,152	—	—
Germany	684,533	—	684,533	—
Short-Term Investments	397,778	397,778	—	—

Total	$22,654,152	$6,323,088	$16,331,064	—

The Fund had no transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
40

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2011

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$783,348,846	$866,017,965	$3,564,842,056	$62,196,252
Net unrealized appreciation	119,771,176	114,857,101	611,978,666	7,431,727

Total investments, at value[1]	903,120,022	980,875,066	4,176,820,722	69,627,979
Receivable for fund shares sold	490,798	1,484,407	4,699,609	129,290
Receivable for securities sold	8,866,283	18,549,611	86,628,630	2,572,918
Dividends and interest receivable	563,099	433,488	5,811,438	77,693
Other assets	37,926	18,264	98,879	2,221

Total assets	913,078,128	1,001,360,836	4,274,059,278	72,410,101

LIABILITIES:
Obligation to return securities lending collateral	38,406,769	78,858,356	62,171,185	—
Payable for fund shares redeemed	2,775,543	1,072,496	5,219,153	54,423
Payable for securities purchased	5,112,539	9,257,623	50,179,462	2,488,685
Accrued advisory fee	531,380	549,406	2,298,061	38,247
Audit fee	38,025	38,025	38,025	38,025
Other accrued expenses	155,230	158,062	872,323	20,156

Total liabilities	47,019,486	89,933,968	120,778,209	2,639,536

NET ASSETS	$866,058,642	$911,426,868	$4,153,281,069	$69,770,565

COMPONENTS OF NET ASSETS
Paid-in-capital	$649,352,272	$742,838,159	$3,665,387,489	$63,416,979
Undistributed (distributions in excess of) net investment income	1,206,398	(217)	9,707,118	136,025
Accumulated net realized gain (loss) on investments	95,728,796	53,731,825	(133,792,204)	(1,214,166)
Net unrealized appreciation of investments	119,771,176	114,857,101	611,978,666	7,431,727

NET ASSETS	$866,058,642	$911,426,868	$4,153,281,069	$69,770,565

NET ASSETS BY SHARE CLASS
Investor Shares	$159,301,570	$167,234,471	$1,459,516,786	$23,870,803
Institutional Shares	706,757,072	744,192,397	2,693,764,283	45,899,762

NET ASSETS	$866,058,642	$911,426,868	$4,153,281,069	$69,770,565

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	6,616,146	10,472,757	47,892,167	2,187,165
Institutional Shares	27,789,650	46,178,287	86,960,930	4,193,535
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$24.08	$15.97	$30.48	$10.91
Institutional Shares	$25.43	$16.12	$30.98	$10.95
[1] Includes securities loaned of:	$37,394,501	$76,687,898	$60,081,785	$—

See accompanying notes.		CRM Funds
41

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2011

	CRM All Cap Value Fund	CRM Global Opportunity Fund		CRM International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$36,835,063	$104,295,000		$20,910,026
Net unrealized appreciation	3,119,365	8,655,455		1,744,126

Total investments, at value	39,954,428	112,950,455		22,654,152
Currencies
Foreign currencies, at cost	—	123,114		2,498
Net unrealized appreciation	—	515		1

Total foreign currencies, at value	—	123,629		2,499
Receivable for fund shares sold	245,515	44,247		18,000
Receivable for securities sold	980,743	4,361,786		925,810
Receivable from Adviser	—	—		59,495
Dividends and interest receivable	27,014	168,787		41,537
Other assets	2,093	7,591		6,958

Total assets	41,209,793	117,656,495		23,708,451

LIABILITIES:
Payable for fund shares redeemed	21,565	—		27,195
Payable for securities purchased	1,712,389	5,344,927		620,470
Deferred foreign capital gain tax	—	639		74
Accrued advisory fee	7,380	59,362		—
Audit fee	38,025	43,368		43,368
Other accrued expenses	14,899	38,581		31,272

Total liabilities	1,794,258	5,486,877		722,379

NET ASSETS	$39,415,535	$112,169,618		$22,986,072

COMPONENTS OF NET ASSETS
Paid-in-capital	$35,311,489	$93,591,894		$19,276,304
Distributions in excess of net investment income	(13)	(453,902)		(91,080)
Accumulated net realized gain on investments and foreign currency transactions	984,694	10,375,656		2,054,773
Net unrealized appreciation of investments and foreign currency	3,119,365	8,655,970	[2]	1,746,075	[2]

NET ASSETS	$39,415,535	$112,169,618		$22,986,072

NET ASSETS BY SHARE CLASS
Investor Shares	$28,017,565	$2,655,292		$4,865,394
Institutional Shares	11,397,970	109,514,326		18,120,678

NET ASSETS	$39,415,535	$112,169,618		$22,986,072

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	2,573,046	147,058		282,006
Institutional Shares	1,041,264	6,037,122		1,047,104
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$10.89	$18.06		$17.25
Institutional Shares	$10.95	$18.14		$17.31
[2] Net of $(639) and $(74) accrued foreign capital gain taxes on securities at unrealized appreciation, respectively.

See accompanying notes.		CRM Funds
42

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2011

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
INVESTMENT INCOME
Dividends	$8,772,876	$6,292,925	$54,758,780	$876,675
Securities lending income	104,521	213,086	272,523	—
Foreign tax withheld	(6,051)	—	(32,222)	(15,980)

Total investment income	8,871,346	6,506,011	54,999,081	860,695

EXPENSES
Investment advisory fees	6,413,401	5,392,931	25,840,805	425,650
Administration and accounting fees	179,886	150,777	751,153	20,429
Custody fees	51,193	48,722	176,395	12,939
Transfer Agent fees	227,366	236,930	1,401,876	45,841
Shareholder reports	68,450	70,929	429,046	4,753
Shareholder services - Investor Shares	455,556	310,325	3,415,797	51,394
Trustee fees and expenses	33,914	25,201	154,164	2,270
Insurance fees	24,095	16,969	121,127	1,855
Compliance services	11,774	9,625	50,998	765
Registration fees	52,627	50,576	38,357	36,701
Audit fees	40,975	39,175	40,975	39,175
Legal fees	53,699	42,481	239,137	3,560
Miscellaneous	82,947	39,817	224,672	4,361

Total expenses	7,695,883	6,434,458	32,884,502	649,693
Expenses waived/reimbursed	—	—	—	(87,519)

Net expenses	7,695,883	6,434,458	32,884,502	562,174

NET INVESTMENT INCOME	1,175,463	71,553	22,114,579	298,521

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	145,024,945	88,524,953	547,734,536	6,445,944
Net change in unrealized appreciation (depreciation) on:
Investments	127,590,703	123,895,508	577,096,641	7,847,300

Net realized and unrealized gain on investments	272,615,648	212,420,461	1,124,831,177	14,293,244

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,791,111	$212,492,014	$1,146,945,756	$14,591,765

See accompanying notes.		CRM Funds
43

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2011

	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
INVESTMENT INCOME
Dividends	$249,959	$1,522,659	$363,448
Foreign tax withheld	(3,180)	(91,908)	(30,329)

Total investment income	246,779	1,430,751	333,119

EXPENSES
Investment advisory fees	250,076	797,367	141,982
Administration and accounting fees	15,081	52,060	45,872
Custody fees	13,701	163,538	188,249
Transfer Agent fees	38,478	48,126	38,704
Shareholder reports	2,219	7,596	1,629
Shareholder services - Investor Shares	50,931	5,092	9,503
Trustee fees and expenses	938	3,020	479
Insurance fees	603	1,700	286
Compliance services	349	1,194	209
Registration fees	35,638	31,477	30,445
Audit fees	39,000	37,124	37,125
Legal fees	1,557	5,265	848
Miscellaneous	2,304	5,314	1,723

Total expenses	450,875	1,158,873	497,054
Expenses waived/reimbursed	(70,896)	(46,327)	(290,353)

Net expenses	379,979	1,112,546	206,701

NET INVESTMENT INCOME (LOSS)	(133,200)	318,205	126,418

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	3,653,274	10,972,415	2,225,872
Foreign currency transactions	—	(563,853)	(164,979)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	3,882,764	12,628,979	1,662,416
Foreign capital gains tax	—	(639)	581

Net realized and unrealized gain on investments and foreign currency	7,536,038	23,036,902	3,723,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,402,838	$23,355,107	$3,850,308

See accompanying notes.		CRM Funds
44

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF YEAR	$650,644,358	$474,101,920

OPERATIONS
Net investment income (loss)	1,175,463	(1,350,998)
Net realized gain from investments	145,024,945	98,878,765
Net change in unrealized appreciation (depreciation) on investments	127,590,703	(29,416,384)

Net increase in net assets resulting from operations	273,791,111	68,111,383

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	107,047,222	43,558,759
Sale of shares - Institutional Shares	170,161,406	208,854,143
Redemption of shares - Investor Shares	(149,255,126)	(39,813,853)
Redemption of shares - Institutional Shares	(186,330,329)	(104,167,994)

Net increase (decrease) from capital share transactions	(58,376,827)	108,431,055

Total increase in net assets	215,414,284	176,542,438

NET ASSETS - END OF YEAR	$866,058,642	$650,644,358

Undistributed (distributions in excess of) net investment income	$1,206,398	$(1,504)

See accompanying notes.		CRM Funds
45

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF YEAR	$426,469,863	$301,704,421

OPERATIONS
Net investment income	71,553	616,220
Net realized gain from investments	88,524,953	49,782,050
Net change in unrealized appreciation (depreciation) on investments	123,895,508	(12,603,546)

Net increase in net assets resulting from operations	212,492,014	37,794,724

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(1,777)	—
Net investment income - Institutional Shares	(792,187)	(381,235)

Total distributions to shareholders	(793,964)	(381,235)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	126,541,476	30,300,187
Sale of shares - Institutional Shares	282,895,816	157,469,171
Reinvestment of distributions - Investor Shares	1,766	—
Reinvestment of distributions - Institutional Shares	711,556	318,029
Redemption of shares - Investor Shares	(42,156,337)	(43,372,598)
Redemption of shares - Institutional Shares	(94,735,322)	(57,362,836)

Net increase from capital share transactions	273,258,955	87,351,953

Total increase in net assets	484,957,005	124,765,442

NET ASSETS - END OF YEAR	$911,426,868	$426,469,863

Undistributed (distributions in excess of) net investment income	$(217)	$298,423

See accompanying notes.		CRM Funds
46

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF YEAR	$3,229,976,943	$3,004,992,606

OPERATIONS
Net investment income	22,114,579	15,203,806
Net realized gain from investments	547,734,536	278,085,673
Net change in unrealized appreciation (depreciation) on investments	577,096,641	11,379,707

Net increase in net assets resulting from operations	1,146,945,756	304,669,186

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(4,384,842)	(4,589,621)
Net investment income - Institutional Shares	(13,760,019)	(9,397,909)

Total distributions to shareholders	(18,144,861)	(13,987,530)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	373,652,905	410,162,620
Sale of shares - Institutional Shares	647,000,390	582,269,965
Reinvestment of distributions - Investor Shares	4,361,235	4,503,314
Reinvestment of distributions - Institutional Shares	10,958,035	7,271,326
Redemption of shares - Investor Shares	(722,518,663)	(527,862,304)
Redemption of shares - Institutional Shares	(518,950,671)	(542,042,240)

Net decrease from capital share transactions	(205,496,769)	(65,697,319)

Total increase in net assets	923,304,126	224,984,337

NET ASSETS - END OF YEAR	$4,153,281,069	$3,229,976,943

Undistributed net investment income	$9,707,118	$5,737,400

See accompanying notes.		CRM Funds
47

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Large Cap Opportunity Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF YEAR	$42,868,331	$58,046,579

OPERATIONS
Net investment income	298,521	185,794
Net realized gain from investments	6,445,944	7,412,005
Net change in unrealized appreciation (depreciation) on investments	7,847,300	(3,083,352)

Net increase in net assets resulting from operations	14,591,765	4,514,447

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(55,875)	(88,646)
Net investment income - Institutional Shares	(175,048)	(306,228)

Total distributions to shareholders	(230,923)	(394,874)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	5,241,502	2,998,676
Sale of shares - Institutional Shares	15,496,610	19,970,585
Reinvestment of distributions - Investor Shares	53,689	71,828
Reinvestment of distributions - Institutional Shares	152,988	166,125
Redemption of shares - Investor Shares	(2,728,497)	(6,522,917)
Redemption of shares - Institutional Shares	(5,674,900)	(35,961,251)
Redemption of shares - Advisor Shares[1]	—	(20,867)

Net increase (decrease) from capital share transactions	12,541,392	(19,297,821)

Total increase (decrease) in net assets	26,902,234	(15,178,248)

NET ASSETS - END OF YEAR	$69,770,565	$42,868,331

Undistributed net investment income	$136,025	$68,427

[1]	Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.		CRM Funds
48

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF YEAR	$17,817,142	$8,392,971

OPERATIONS
Net investment loss	(133,200)	(52,823)
Net realized gain from investments	3,653,274	657,465
Net change in unrealized appreciation (depreciation) on investments	3,882,764	(915,945)

Net increase (decrease) in net assets resulting from operations	7,402,838	(311,303)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(6,277)
Net investment income - Institutional Shares	—	(7,442)
Return of Capital - Investor Shares	—	(93)
Return of Capital - Institutional Shares	—	(111)

Total distributions to shareholders	—	(13,923)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	13,177,328	8,583,896
Sale of shares - Institutional Shares	6,966,150	2,457,154
Reinvestment of distributions - Investor Shares	—	5,669
Reinvestment of distributions - Institutional Shares	—	7,399
Redemption of shares - Investor Shares	(3,007,778)	(942,121)
Redemption of shares - Institutional Shares	(2,940,145)	(341,808)
Redemption of shares - Advisor Shares[1]	—	(20,792)

Net increase from capital share transactions	14,195,555	9,749,397

Total increase in net assets	21,598,393	9,424,171

NET ASSETS - END OF YEAR	$39,415,535	$17,817,142

Distributions in excess of net investment income	$(13)	$(13)

[1]	Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.		CRM Funds
49

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Global Opportunity Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF YEAR	$50,667,541	$2,306,945

OPERATIONS
Net investment income	318,205	214,019
Net realized gain from investments and foreign currency	10,408,562	404,017
Net change in unrealized appreciation (depreciation) on investments and foreign currency	12,628,340	(4,308,657)

Net increase (decrease) in net assets resulting from operations	23,355,107	(3,690,621)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Institutional Shares	(160,372)	(3,807)
Net realized gains on investments - Investor Shares	(22,908)	(14,910)
Net realized gains on investments - Institutional Shares	(1,009,697)	(205,713)

Total distributions to shareholders	(1,192,977)	(224,430)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	742,541	525,200
Sale of shares - Institutional Shares	47,932,494	52,249,123
Reinvestment of distributions - Investor Shares	22,231	14,316
Reinvestment of distributions - Institutional Shares	249,379	92,474
Redemption of shares - Investor Shares	(164,052)	(61,007)
Redemption of shares - Institutional Shares	(9,442,998)	(544,742)
Redemption fee - Investor Shares	15	13
Redemption fee - Institutional Shares	337	270

Net increase from capital share transactions	39,339,947	52,275,647

Total increase in net assets	61,502,077	48,360,596

NET ASSETS - END OF YEAR	$112,169,618	$50,667,541

Distributions in excess of net investment income	$(453,902)	$(104,011)

See accompanying notes.		CRM Funds
50

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM International Opportunity Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF YEAR	$7,358,346	$3,166,458

OPERATIONS
Net investment income	126,418	46,715
Net realized gain from investments and foreign currency	2,060,893	422,076
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,662,997	(196,841)

Net increase in net assets resulting from operations	3,850,308	271,950

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(7,062)	(4,410)
Net investment income - Institutional Shares	(34,192)	(11,106)
Net realized gains on investments - Investor Shares	(135,538)	(55,583)
Net realized gains on investments - Institutional Shares	(354,136)	(90,305)

Total distributions to shareholders	(530,928)	(161,404)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,950,600	1,505,903
Sale of shares - Institutional Shares	11,512,490	2,765,008
Reinvestment of distributions - Investor Shares	131,864	58,723
Reinvestment of distributions - Institutional Shares	141,942	97,711
Redemption of shares - Investor Shares	(381,811)	(300,492)
Redemption of shares - Institutional Shares	(1,046,739)	(45,511)

Net increase from capital share transactions	12,308,346	4,081,342

Total increase in net assets	15,627,726	4,191,888

NET ASSETS - END OF YEAR	$22,986,072	$7,358,346

Distributions in excess of net investment income	$(91,080)	$(8,218)

See accompanying notes.		CRM Funds
51

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$17.00	$14.82	$18.80	$27.78	$26.56

Investment operations:
Net investment income (loss)[1]	(0.01)	(0.07)	0.03	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	7.09	2.25	(3.94)	(5.10)	5.06

Total from investment operations	7.08	2.18	(3.91)	(5.05)	5.04

Distributions to shareholders:
From net investment income	—	—	(0.03)	(0.05)	(0.03)
From net realized gains on investments	—	—	—	(3.88)	(3.79)
Return of capital	—	—	(0.04)	—	—

Total distributions to shareholders	—	—	(0.07)	(3.93)	(3.82)

Net Asset Value — End of Year	$24.08	$17.00	$14.82	$18.80	$27.78

Total Return	41.65%	14.71%	(20.79)%	(18.71)%	20.47%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.08%	1.09%	1.11%	1.11%	1.12%
Net investment income (loss)	(0.06)%	(0.38)%	0.22%	0.20%	(0.08)%
Portfolio turnover rate	115%	115%	87%	79%	84%
Net Assets at the end of year (000’s omitted)	$159,302	$142,221	$120,445	$168,055	$245,746

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
52

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$17.91	$15.58	$19.78	$29.00	$27.58

Investment operations:
Net investment income (loss)[1]	0.04	(0.03)	0.07	0.11	0.04
Net realized and unrealized gain (loss) on investments	7.48	2.36	(4.16)	(5.33)	5.28

Total from investment operations	7.52	2.33	(4.09)	(5.22)	5.32

Distributions to shareholders:
From net investment income	—	—	(0.07)	(0.12)	(0.11)
From net realized gains on investments	—	—	—	(3.88)	(3.79)
Return of capital	—	—	(0.04)	—	—

Total distributions to shareholders	—	—	(0.11)	(4.00)	(3.90)

Net Asset Value — End of Year	$25.43	$17.91	$15.58	$19.78	$29.00

Total Return	41.99%	14.96%	(20.61)%	(18.50)%	20.75%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.85%	0.84%	0.86%	0.86%	0.87%
Net investment income (loss)	0.19%	(0.16)%	0.45%	0.46%	0.16%
Portfolio turnover rate	115%	115%	87%	79%	84%
Net Assets at the end of year (000’s omitted)	$706,757	$508,423	$353,657	$393,983	$616,494

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
53

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$11.45	$10.06	$12.98	$15.87	$13.00

Investment operations:
Net investment income (loss)[1]	(0.02)	(0.01)	0.04	0.05	(0.06)
Net realized and unrealized gain (loss) on investments	4.54	1.40	(2.91)	(2.02)	3.78

Total from investment operations	4.52	1.39	(2.87)	(1.97)	3.72

Distributions to shareholders:
From net investment income	— [2]	—	(0.05)	(0.01)	—
From net realized gains on investments	—	—	—	(0.91)	(0.85)

Total distributions to shareholders	—	—	(0.05)	(0.92)	(0.85)

Net Asset Value — End of Year	$15.97	$11.45	$10.06	$12.98	$15.87

Total Return	39.48%	13.82%	(22.08)%	(12.67)%	29.55%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.08%	1.11%	1.18%	1.23%	1.42%
Expenses, excluding reimbursement/waiver	1.08%	1.11%	1.18%	1.23%	1.44%
Net investment income (loss), including reimbursement/waiver	(0.16)%	(0.05)%	0.41%	0.33%	(0.41)%
Portfolio turnover rate	97%	126%	110%	78%	94%
Net Assets at the end of year (000’s omitted)	$167,235	$43,929	$50,498	$84,201	$37,191

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Amount represents less than $0.005.

See accompanying notes.		CRM Funds
54

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$11.54	$10.13	$13.07	$15.96	$13.05

Investment operations:
Net investment income (loss)[1]	0.01	0.02	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	4.59	1.40	(2.92)	(2.02)	3.78

Total from investment operations	4.60	1.42	(2.86)	(1.95)	3.76

Distributions to shareholders:
From net investment income	(0.02)	(0.01)	(0.08)	(0.03)	—
From net realized gains on investments	—	—	—	(0.91)	(0.85)

Total distributions to shareholders	(0.02)	(0.01)	(0.08)	(0.94)	(0.85)

Net Asset Value — End of Year	$16.12	$11.54	$10.13	$13.07	$15.96

Total Return	39.86%	14.05%	(21.86)%	(12.48)%	29.75%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.86%	0.86%	0.93%	0.99%	1.19%
Expenses, excluding reimbursement/waiver	0.86%	0.86%	0.93%	0.99%	1.22%
Net investment income (loss), including reimbursement/waiver	0.05%	0.19%	0.55%	0.53%	(0.18)%
Portfolio turnover rate	97%	126%	110%	78%	94%
Net Assets at the end of year (000’s omitted)	$744,192	$382,541	$251,206	$197,237	$53,955

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
55

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$22.15	$20.18	$26.70	$33.18	$28.07

Investment operations:
Net investment income[1]	0.12	0.07	0.15	0.21	0.15
Net realized and unrealized gain (loss) on investments	8.30	1.97	(6.43)	(3.49)	6.76

Total from investment operations	8.42	2.04	(6.28)	(3.28)	6.91

Distributions to shareholders:
From net investment income	(0.09)	(0.07)	(0.24)	(0.17)	(0.14)
From net realized gains on investments	—	—	—	(3.03)	(1.66)

Total distributions to shareholders	(0.09)	(0.07)	(0.24)	(3.20)	(1.80)

Net Asset Value — End of Year	$30.48	$22.15	$20.18	$26.70	$33.18

Total Return	38.07%	10.09%	(23.45)%	(10.49)%	25.41%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.01%	1.03%	1.09%	1.02%	1.04%
Net investment income	0.45%	0.32%	0.71%	0.70%	0.48%
Portfolio turnover rate	116%	126%	113%	73%	92%
Net Assets at the end of year (000’s omitted)	$1,459,517	$1,379,249	$1,357,876	$1,603,987	$1,716,638

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
56

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$22.53	$20.51	$27.16	$33.69	$28.47

Investment operations:
Net investment income[1]	0.19	0.13	0.20	0.28	0.22
Net realized and unrealized gain (loss) on investments	8.43	2.01	(6.57)	(3.54)	6.86

Total from investment operations	8.62	2.14	(6.37)	(3.26)	7.08

Distributions to shareholders:
From net investment income	(0.17)	(0.12)	(0.28)	(0.24)	(0.20)
From net realized gains on investments	—	—	—	(3.03)	(1.66)

Total distributions to shareholders	(0.17)	(0.12)	(0.28)	(3.27)	(1.86)

Net Asset Value — End of Year	$30.98	$22.53	$20.51	$27.16	$33.69

Total Return	38.32%	10.39%	(23.34)%	(10.29)%	25.69%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.80%	0.78%	0.84%	0.81%	0.82%
Net investment income	0.67%	0.54%	0.93%	0.92%	0.71%
Portfolio turnover rate	116%	126%	113%	73%	92%
Net Assets at the end of year (000’s omitted)	$2,693,764	$1,850,728	$1,647,117	$2,648,360	$2,613,797

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
57

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Investor Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$8.26	$8.05	$10.56	$12.68	$10.48

Investment operations:
Net investment income[1]	0.04	0.01	0.07	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.64	0.24	(2.54)	(1.41)	2.27

Total from investment operations	2.68	0.25	(2.47)	(1.37)	2.29

Distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.04)	(0.02)	(0.01)
From net realized gains on investments	—	—	—	(0.73)	(0.08)

Total distributions to shareholders	(0.03)	(0.04)	(0.04)	(0.75)	(0.09)

Net Asset Value — End of Year	$10.91	$8.26	$8.05	$10.56	$12.68

Total Return	32.44%	3.08%	(23.40)%	(11.27)%	21.95%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%	1.28%	1.34%	1.40%	1.47%
Expenses, excluding reimbursement/waiver	1.29%	1.30%	1.44%	1.57%	1.80%
Net investment income, including reimbursement/waiver	0.36%	0.16%	0.83%	0.31%	0.15%
Portfolio turnover rate	155%	167%	147%	128%	119%
Net Assets at the end of year (000’s omitted)	$23,871	$16,065	$18,863	$21,545	$25,852

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
58

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Institutional Shares
	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value — Beginning of Year	$8.29	$8.07	$10.59	$12.71	$10.50

Investment operations:
Net investment income[1]	0.06	0.03	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments	2.65	0.25	(2.55)	(1.41)	2.26

Total from investment operations	2.71	0.28	(2.46)	(1.34)	2.31

Distributions to shareholders:
From net investment income	(0.05)	(0.06)	(0.06)	(0.05)	(0.02)
From net realized gains on investments	—	—	—	(0.73)	(0.08)

Total distributions to shareholders	(0.05)	(0.06)	(0.06)	(0.78)	(0.10)

Net Asset Value — End of Year	$10.95	$8.29	$8.07	$10.59	$12.71

Total Return	32.73%	3.42%	(23.17)%	(11.03)%	22.13%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.90%	1.03%	1.09%	1.15%	1.21%
Expenses, excluding reimbursement/waiver	1.06%	1.05%	1.19%	1.32%	1.55%
Net investment income, including reimbursement/waiver	0.62%	0.36%	1.15%	0.56%	0.42%
Portfolio turnover rate	155%	167%	147%	128%	119%
Net Assets at the end of year (000’s omitted)	$45,900	$26,803	$39,165	$23,567	$26,588

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
59

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the Years Ended June 30,				For the Period October 24, 2006[1] through
	2011	2010	2009	2008	June 30, 2007
Net Asset Value — Beginning of Period	$7.85	$7.37	$9.62	$11.40	$10.00

Investment operations:
Net investment income (loss)[2]	(0.06)	(0.04)	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	3.10	0.53	(2.26)	(1.57)	1.43

Total from investment operations	3.04	0.49	(2.25)	(1.56)	1.42

Distributions to shareholders:
From net investment income	—	(0.01)	—	— [3]	(0.01)
From net realized gains on investments	—	—	—	(0.22)	(0.01)
Return of capital	—	— [3]	—	—	—

Total distributions to shareholders	—	(0.01)	—	(0.22)	(0.02)

Net Asset Value — End of Period	$10.89	$7.85	$7.37	$9.62	$11.40

Total Return	38.73%	6.58%	(23.39)%	(13.76)%	14.21%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%	1.50%	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	1.77%	2.06%	3.00%	3.95%	6.13%[5]
Net investment income (loss), including reimbursement/waiver	(0.56%)	(0.47)%	0.12%	0.10%	(0.07)%[5]
Portfolio turnover rate	154%	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$28,018	$12,016	$4,679	$5,714	$4,322

[1]	Inception of Investor Share class.
[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes.		CRM Funds
60

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
					For the Period October 24, 2006[1] through June 30, 2007
	For the Years Ended June 30,
	2011	2010	2009	2008
Net Asset Value — Beginning of Period	$7.87	$7.38	$9.64	$11.42	$10.00

Investment operations:
Net investment income (loss)[2]	(0.03)	(0.02)	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	3.11	0.53	(2.27)	(1.58)	1.44

Total from investment operations	3.08	0.51	(2.24)	(1.54)	1.45

Distributions to shareholders:
From net investment income	—	(0.02)	(0.02)	(0.02)	(0.02)
From net realized gains on investments	—	—	—	(0.22)	(0.01)
Return of capital	—	— [3]	—	—	—

Total distributions to shareholders	—	(0.02)	(0.02)	(0.24)	(0.03)

Net Asset Value — End of Period	$10.95	$7.87	$7.38	$9.64	$11.42

Total Return	39.14%	6.83%	(23.18)%	(13.57)%	14.46%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	1.25%	1.25%	1.25%[5]
Expenses, excluding reimbursement/waiver	1.53%	1.87%	2.77%	3.76%	5.84%[5]
Net investment income (loss), including reimbursement/waiver	(0.33)%	(0.21)%	0.43%	0.35%	0.14%[5]
Portfolio turnover rate	154%	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$11,398	$5,801	$3,695	$2,400	$2,508

[1]	Inception of Institutional Share class.
[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes.		CRM Funds
61

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Investor Shares
			For the Period December 31, 2008[1] through June 30, 2009
	For the Years Ended June 30,
	2011	2010
Net Asset Value — Beginning of Period	$13.20	$11.68	$10.00

Investment operations:
Net investment income[2]	0.02	0.03	0.06
Net realized and unrealized gain on investments and foreign currency	5.04	1.66	1.62

Total from investment operations	5.06	1.69	1.68

Distributions to shareholders:
From net realized gains on investments	(0.20)	(0.17)	—

Total distributions to shareholders	(0.20)	(0.17)	—

Paid in capital from redemption fees[3]	— [4]	— [4]	—

Net Asset Value — End of Period	$18.06	$13.20	$11.68

Total Return	38.41%	14.42%	16.80%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%	1.50%[6]
Expenses, excluding reimbursement/waiver	1.55%	2.64%	12.69%[6]
Net investment income, including reimbursement/waiver	0.11%	0.22%	1.21%[6]
Portfolio turnover rate	213%	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$2,655	$1,497	$933

[1]	Inception of Investor Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	The redemption fees per share were calculated using the average shares outstanding method.
[4]	Amount represents less than $0.005.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes.		CRM Funds
62

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Institutional Shares
			For the Period December 31, 2008[1] through June 30, 2009
	For the Years Ended June 30,
	2011	2010
Net Asset Value — Beginning of Period	$13.25	$11.70	$10.00

Investment operations:
Net investment income[2]	0.06	0.14	0.07
Net realized and unrealized gain on investments and foreign currency	5.06	1.58	1.63

Total from investment operations	5.12	1.72	1.70

Distributions to shareholders:
From net investment income	(0.03)	— [3]	—
From net realized gains on investments	(0.20)	(0.17)	—

Total distributions to shareholders	(0.23)	(0.17)	—

Paid in capital from redemption fees[4]	— [3]	— [3]	—

Net Asset Value — End of Period	$18.14	$13.25	$11.70

Total Return	38.75%	14.68%	17.00%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	1.25%[6]
Expenses, excluding reimbursement/waiver	1.30%	1.74%	12.48%[6]
Net investment income, including reimbursement/waiver	0.37%	0.97%	1.46%[6]
Portfolio turnover rate	213%	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$109,515	$49,171	$1,374

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	The redemption fees per share were calculated using the average shares outstanding method.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes.		CRM Funds
63

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Investor Shares
			For the Period December 31, 2008[1] through June 30, 2009
	For the Years Ended June 30,
	2011	2010
Net Asset Value — Beginning of Period	$13.00	$11.43	$10.00

Investment operations:
Net investment income[2]	0.08	0.10	0.13
Net realized and unrealized gain on investments and foreign currency	4.83	1.98	1.30

Total from investment operations	4.91	2.08	1.43

Distributions to shareholders:
From net investment income	(0.03)	(0.04)	—
From net realized gains on investments	(0.63)	(0.47)	—

Total distributions to shareholders	(0.66)	(0.51)	—

Net Asset Value — End of Period	$17.25	$13.00	$11.43

Total Return	38.14%	17.86%	14.30%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%	1.50%[4]
Expenses, excluding reimbursement/waiver	3.32%	5.12%	12.88%[4]
Net investment income, including reimbursement/waiver	0.48%	0.69%	2.73%[4]
Portfolio turnover rate	239%	120%	121%[3]
Net Assets at the end of period (000’s omitted)	$4,865	$2,309	$981

[1]	Inception of Investor Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.		CRM Funds
64

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Institutional Shares
			For the Period December 31, 2008[1] through June 30, 2009
	For the Years Ended June 30,
	2011	2010
Net Asset Value — Beginning of Period	$13.03	$11.45	$10.00

Investment operations:
Net investment income[2]	0.15	0.15	0.15
Net realized and unrealized gain on investments and foreign currency	4.82	1.96	1.30

Total from investment operations	4.97	2.11	1.45

Distributions to shareholders:
From net investment income	(0.06)	(0.06)	—
From net realized gains on investments	(0.63)	(0.47)	—

Total distributions to shareholders	(0.69)	(0.53)	—

Net Asset Value — End of Period	$17.31	$13.03	$11.45

Total Return	38.53%	18.09%	14.50%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	3.10%	4.90%	12.63%[4]
Net investment income, including reimbursement/waiver	0.90%	1.07%	2.98%[4]
Portfolio turnover rate	239%	120%	121%[3]
Net Assets at the end of period (000’s omitted)	$18,121	$5,049	$2,185

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.		CRM Funds
65

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2011

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”), CRM Global Opportunity Fund (“Global Opportunity Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Prior to October 28, 2009, the Large Cap Opportunity Fund and the All Cap Value Fund also offered Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. A Fund’s currency valuations, if any, are also done at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market

CRM Funds
66

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NOTES TO FINANCIAL STATEMENTS — June 30, 2011 (Continued)

price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Global Opportunity Fund and International Opportunity Fund use a fair value model, developed by an independent third party pricing service, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

•	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As noted above, Global Opportunity Fund and International Opportunity Fund use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

CRM Funds
67

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NOTES TO FINANCIAL STATEMENTS — June 30, 2011 (Continued)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ investments as of June 30, 2011 is included with each Fund’s Schedule of Investments. None of the Funds held any Level 3 securities as of June 30, 2011.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU 2010-06 will have on the financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s income statement, as applicable.

CRM Funds
68

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NOTES TO FINANCIAL STATEMENTS — June 30, 2011 (Continued)

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Global Opportunity and International Opportunity Funds’ investments in India are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the Global Opportunity Fund and the International Opportunity Fund, CRM receives 0.90% for

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the first $2 billion of average daily net assets and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) (i) with respect to each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50% and 1.25% of average daily net assets for the Investor Shares and Institutional Shares, respectively; and (ii) with respect to Large Cap Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.15% and 0.90% of average daily net assets for Investor Shares and Institutional Shares, respectively. These undertakings will remain in place until November 1, 2011 with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund. For the year ended June 30, 2011, International Opportunity Fund recorded $59,495 of Receivable from Adviser on the Statement of Assets and Liabilities representing the amount of operating expenses reimbursed by CRM.

From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Shares and Institutional Shares, respectively. This voluntary cap may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $60,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan. Each trustee serves during the continued lifetime of the Funds, or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

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Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the year ended June 30, 2011, were as follows:

	Purchases	Sales
Small Cap Value Fund	$944,097,404	$997,658,043
Small/Mid Cap Value Fund	927,464,663	662,248,891
Mid Cap Value Fund	4,125,910,682	4,450,815,241
Large Cap Opportunity Fund	90,897,590	84,524,684
All Cap Value Fund	52,033,882	39,143,685
Global Opportunity Fund	218,145,534	181,553,710
International Opportunity Fund	47,417,017	36,117,361

5.

Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% (105% in the case of foreign securities) of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds, including through an investment vehicle managed by BlackRock Capital Management. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Bank of New York Mellon and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

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6.	Capital Share Transactions. Transactions in shares of capital stock for the year ended June 30, 2011 and the year ended June 30, 2010 were as follows:

	For the Year Ended June 30, 2011		For the Year Ended June 30, 2010
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Advisor Shares*
Small Cap Value Fund
Sold	4,622,651	7,090,893	2,472,216	11,353,969	—
Issued on reinvestment of distributions	—	—	—	—	—
Redeemed	(6,373,436)	(7,687,638)	(2,232,122)	(5,667,164)	—

Net increase (decrease)	(1,750,785)	(596,745)	240,094	5,686,805	—

Small/Mid Cap Value Fund
Sold	9,497,152	19,291,926	2,515,727	13,085,390	—
Issued on reinvestment of distributions	119	47,596	—	26,458	—
Redeemed	(2,861,168)	(6,312,651)	(3,699,732)	(4,763,972)	—

Net increase (decrease)	6,636,103	13,026,871	(1,184,005)	8,347,876	—

Mid Cap Value Fund
Sold	13,412,906	23,077,688	17,630,749	24,404,189	—
Issued on reinvestment of distributions	157,048	388,583	191,305	304,239	—
Redeemed	(27,937,883)	(18,663,207)	(22,854,683)	(22,850,576)	—

Net increase (decrease)	(14,367,929)	4,803,064	(5,032,629)	1,857,852	—

Large Cap Opportunity Fund
Sold	519,545	1,501,844	339,672	2,248,991	—
Issued on reinvestment of distributions	5,358	15,238	7,850	18,136	—
Redeemed	(281,953)	(557,794)	(746,077)	(3,886,391)	(2,393)

Net increase (decrease)	242,950	959,288	(398,555)	(1,619,264)	(2,393)

All Cap Value Fund
Sold	1,332,651	640,824	1,002,977	276,815	—
Issued on reinvestment of distributions	—	—	661	862	—
Redeemed	(290,896)	(336,726)	(107,028)	(40,919)	(2,585)

Net increase (decrease)	1,041,755	304,098	896,610	236,758	(2,585)

Global Opportunity Fund
Sold	43,252	2,854,462	36,796	3,627,076	—
Issued on reinvestment of distributions	1,303	14,575	1,017	6,554	—
Redeemed	(10,949)	(543,331)	(4,199)	(39,714)	—

Net increase	33,606	2,325,706	33,614	3,593,916	—

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	For the Year Ended June 30, 2011		For the Year Ended June 30, 2010
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Advisor Shares*
International Opportunity Fund
Sold	120,505	715,609	109,254	192,520	—
Issued on reinvestment of distributions	8,200	8,816	4,228	7,030	—
Redeemed	(24,258)	(64,757)	(21,778)	(3,032)	—

Net increase	104,447	659,668	91,704	196,518	—

*	Effective October 28, 2009, the Funds no longer offer Advisor Shares.

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

At June 30, 2011, the following reclassifications were made within the capital accounts to reflect permanent differences relating to disallowed expenses, investments in partnerships, currency gains and losses, net operating losses and reclassification of dividends paid.

	Paid-in-capital	Undistributed net investment income (accumulated loss)	Accumulated net realized gain (loss) on investments
Small Cap Value Fund	$(32,439)	$32,439	$—
Small/Mid Cap Value Fund	—	423,771	(423,771)
All Cap Value Fund	(133,200)	133,200	—
Global Opportunity Fund	—	(507,724)	507,724
International Opportunity Fund	—	(168,026)	168,026

The tax character of distributions paid during the fiscal years ended June 30, 2011 and June 30, 2010 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
Year ended June 30, 2011
Ordinary income	$—	$793,964	$18,144,861	$230,923

Total distributions	$—	$793,964	$18,144,861	$230,923

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	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
Year ended June 30, 2010
Ordinary income	$—	$381,235	$13,987,530	$394,874
Return of capital	—	—	—	—

Total distributions	$—	$381,235	$13,987,530	$394,874

	All Cap Value Fund	Global Opportunity Fund	International Opportunity Fund
Year ended June 30, 2011
Ordinary income	$—	$1,014,429	$357,026
Long-term capital gains	—	178,548	173,902

Total distributions	$—	$1,192,977	$530,928

Year ended June 30, 2010
Ordinary income	$13,719	$224,430	$161,404
Return of capital	204	—	—

Total distributions	$13,923	$224,430	$161,404

The components of accumulated earnings (deficit) on a tax basis as of June 30, 2011 were as follows:

	Undistributed ordinary income	Undistributed capital gains	Capital loss carry- forwards	Post- October currency losses†	Net unrealized appreciation (depreciation) on investments and foreign currency	Other temporary differences and foreign currency	Total accumulated earnings (deficit)
Small Cap Value Fund	$3,036,546	$107,571,140	$—	$—	$106,100,188	$(1,504)	$216,706,370
Small/Mid Cap Value Fund	13,934,520	47,793,066	—	—	106,861,340	(217)	168,588,709
Mid Cap Value Fund	9,715,284	—	(105,319,943)	—	583,506,405	(8,166)	487,893,580
Large Cap Opportunity Fund	136,125	—	(994,861)	—	7,212,422	(100)	6,353,586
All Cap Value Fund	—	1,081,698	—	—	3,022,361	(13)	4,104,046
Global Opportunity Fund	8,059,700	2,655,497	—	(453,902)	8,316,429	—	18,577,724
International Opportunity Fund	1,255,498	872,943	—	(127,527)	1,708,854	—	3,709,768

†

Under current tax law, currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended June 30, 2011, the above funds will defer post-October currency losses to the fiscal year ended June 30, 2012.

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The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of wash sales, deferred trustees’ fees and investments in partnerships.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2011, the Mid Cap Value Fund and Large Cap Opportunity Fund had $105,319,943 and $994,861, respectively, of capital loss carryforwards available to offset future realized gains through June 30, 2018.

During the year ended June 30, 2011, the Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund utilized $37,569,247, $26,175,613, $537,625,784, $6,088,804, and $2,622,778 of capital loss carryforwards to offset realized capital gains, respectively.

Under the recently enacted Regulated Invesment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carry forwards have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund as of June 30, 2011 was as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Small Cap Value Fund	$797,019,834	$150,368,938	$(44,268,750)	$106,100,188
Small/Mid Cap Value Fund	874,013,726	130,075,127	(23,213,787)	106,861,340
Mid Cap Value Fund	3,593,314,317	638,317,887	(54,811,482)	583,506,405
Large Cap Opportunity Fund	62,415,557	8,196,264	(983,842)	7,212,422
All Cap Value Fund	36,932,067	3,740,928	(718,567)	3,022,361
Global Opportunity Fund	104,634,541	10,170,168	(1,854,254)	8,315,914
International Opportunity Fund	20,947,247	2,006,770	(299,865)	1,706,905

8.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.

Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Trust is charged an annual fee of 0.12% of the commitment amount which is allocated proportionate to each Fund’s borrowing capabilities. For a Fund that utilizes the revolving line of credit, interest will be charged at a rate of 1.25% plus a negotiated alternative base rate, or overnight rate, depending upon the type of loan. The line of credit is scheduled to expire on November 16, 2011. The Funds had no amounts outstanding

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as of June 30, 2011, or at any time during the year then ended.

10.

Redemption Fees. Shareholders who sell or exchange shares of Global Opportunity Fund or International Opportunity Fund within 30 days or less after the purchase date are charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund. The fees are designed to help offset the brokerage commissions, market impacts, and other costs associated with short-term shareholder trading. The fee is accounted for as an addition to paid-in-capital.

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

CRM Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CRM Mutual Fund Trust (comprising, respectively, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund) (the “Funds”) as of June 30, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting CRM Mutual Fund Trust at June 30, 2011, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 25, 2011

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TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2011, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of the ordinary income dividends (dividends from net investment income and short-term capital gains, if any) from the Funds qualifies for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income dividends from the Funds qualifies for the dividends-received deduction.

The percentages of ordinary income dividends which qualify for the maximum tax rate of 15% (“Qualified Dividends”) and the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small/Mid Cap Value Fund	60.44%	60.53%
Mid Cap Value Fund	100.00%	100.00%
Large Cap Opportunity Fund	100.00%	100.00%
Global Opportunity Fund	30.60%	5.15%
International Opportunity Fund	21.64%	0.00%

In January 2012, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 2011, including any distributions paid between July 1, 2011 and December 31, 2011.

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TRUSTEES AND OFFICERS

INTERESTED TRUSTEE
Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
CARLOS A. LEAL, CPA, 45	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director and President, CRM U.S. Value Fund, Ltd. and CRM Windridge Fund, Ltd. (investment funds).	7	None

INDEPENDENT TRUSTEES

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS FERRANTE, CFA, CPA, 51	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova & Affiliates (private investment firm) (May 2006-December 2007); Private Investor (from January 2005-April 2006 and August 2007-present).	7	None

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TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS KLEIN, JR., 76	Trustee	Since June 2005	Self-employed financial consultant since 1991.	7	Trustee, Manville Personal Injury Settlement Trust (1991-2007); Trustee, WT Mutual Fund (1999-2010); Trustee WT Investment Trust I (2000-2010); Handy & Harman Ltd. (formerly known as WHX Corporation) (industrial manufacturer) (since 2002).

CLEMENT C. MOORE, II, 66	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1980); President, Kenwood Galleria (since 1980).	7	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000-2006).

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TRUSTEES AND OFFICERS (Continued)

OFFICERS

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
RONALD H. MCGLYNN, 68	President and Chief Executive Officer	Since June 2005	Chairman, Chief Executive Officer, CRM (Chairman since 2005, CEO since 1998); President and Chief Executive Officer, Cramer Rosenthal McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management) (since 1990), and CRM Alternatives, Inc. (investment management) (since 2001); former President, CRM (from 1998-2005).	N/A	N/A

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TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
STEVEN A. YADEGARI, ESQ., 38	Secretary, Chief Legal Officer and Chief Compliance Officer	Since August 2005	Senior Vice President (since 2008), Chief Legal Officer and Chief Compliance Officer, CRM (since August 2005); Senior Associate, K & L Gates, LLP (law firm) (from January 2004- July 2005); Associate, Proskauer Rose, LLP (law firm) (from September 2002 - January 2004); Senior Counsel, Division of Enforcement, U.S. Securities and Exchange Commission (from February 2000 - September 2002).	N/A	N/A

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OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, by calling 800-CRM-2883 or by visiting the Funds’ website at http://www.crmfunds.com.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUNDS’ SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Funds. The words “you” and “your” refers to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic,

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OTHER INFORMATION (Unaudited) (Concluded)

and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

CRM Funds
84

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM

In order for CRM to remain the Funds’ investment adviser, the Trustees Committee and Board of Trustees of the Trust (the “Board”) must determine annually whether to renew the Investment Advisory Agreement between the Trust and CRM with respect to the Funds. The Board evaluates CRM’s services, performance, profitability, risk management, compliance programs and other relevant factors throughout the year. In addition, in connection with its review of the Investment Advisory Agreement, the Board submitted to CRM in January 2011 a formal request for information necessary to evaluate the terms of the Investment Advisory Agreement. The Board reviewed and considered the materials provided by CRM in response to this request at meetings held in March 2011. The Board also reviewed and considered additional information provided by CRM in response to requests from the Board for additional information in June 2011.

The materials and information reviewed and considered by the Board in connection with its review of the Investment Advisory Agreement included, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and state law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) reports based on information provided by Morningstar comparing the investment performance of each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report based on information provided by Morningstar comparing each Fund’s investment advisory fee and gross and net expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s “soft” dollar commission and trade allocation policies, including information on the types of research and services obtained with “soft” dollar commissions; (vi) the investment advisory fees charged by CRM to the Funds as compared with the fees charged by CRM to other advisory accounts with similar investment objectives and strategies managed by CRM; (vii) CRM’s compliance and risk management procedures; and (viii) an analysis of the profits of CRM related to its services to the Funds. The Board also considered information related to the Funds provided at quarterly Board meetings.

At meetings held on June 7, 2011, the Board, including all of the Independent Trustees voting separately, approved the continuance and renewal of the Investment Advisory Agreement for another year with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund.

In considering the continuance and renewal of the Investment Advisory Agreement, the Board considered the following factors, none of which was determinative or controlling, and reached the following conclusions:

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the Funds, and the quality, size and experience of CRM’s professional portfolio management team. The Board considered CRM’s investment approach and research process, including CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. With respect to the Global Opportunity Fund and the International Opportunity Fund, the Board considered the experience of the Funds’ portfolio management team in managing mutual funds investing in securities of issuers located throughout the world. The Board also

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

considered CRM’s compliance programs and compliance record, risk management philosophy, policies and procedures, marketing strategies, process for trade execution and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services provided by CRM to the Funds.

Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund.

The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented, research driven investment philosophy. The Board also considered CRM’s measured approach to investment risk and commitment to maintain each Fund’s focus on its target market segment even when that segment may be out of favor, and noted that this distinguished CRM from some other investment managers that may accept higher levels of investment risk or may deviate from a fund’s target market segment in order to pursue short-term performance (including by investing in cash). The Board noted that although this overall approach to investing might cause a Fund to perform not as well over some periods when compared to other mutual funds, CRM had achieved successful investment results for its clients over the longer term. The Board considered the track record of CRM’s value-oriented investment philosophy and concluded that this, along with CRM’s overall approach to investing, supported approval of the continuance of the Investment Advisory Agreement.

The Board also discussed the information presented in the Board materials which compared each Fund’s performance against a benchmark index and other mutual funds with similar investment objectives and strategies identified by CRM from data provided by Morningstar. As discussed below, the Board noted that each Fund performed less well than its respective benchmark index and also less well than the median and average performance of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2011, and that certain Funds also underperformed for the one- and/or three-year periods ended March 31, 2011. The Board discussed with CRM each Fund’s recent underperformance in view of CRM’s value-oriented, research-driven investment philosophy and approach to investment risk, and the recent volatile market conditions. The Board also noted each Fund’s outperformance of its respective benchmark index and peer funds over longer time periods. The Board was satisfied with the information presented by CRM with respect to each Fund’s performance.

The Board considered the following factors in relation to the performance of particular Funds:

Small Cap Value Fund

The Board noted that the Small Cap Value Fund had outperformed its benchmark index for the one-year, three-year, five-year and ten-year periods ended March 31, 2011, and since the Fund’s inception on October 1, 1995, and underperformed its benchmark index for the year-to-date period ended March 31, 2011. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2011, ranked in the third quartile for the one-year and three-year periods ended March 31, 2011, and ranked in the second quartile for the five-year period ended March 31, 2011. (In all quartile rankings referred to herein, first quartile is most favorable to shareholders. Highest relative performance would be first quartile.)

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Small/Mid Cap Value Fund

The Board noted that the Small/Mid Cap Value Fund had outperformed its benchmark index for five year period ended March 31, 2011, and since the Fund’s inception on September 1, 2004, and underperformed its benchmark index for the year-to-date, one-year and three-year periods ended March 31, 2011. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2011, ranked in the third quartile for the one-year period ended March 31, 2011, ranked in the second quartile for the three-year period ended March 31, 2011, and ranked in the first quartile for the five-year period ended March 31, 2011.

Mid Cap Value Fund

The Board noted that the Mid Cap Value Fund had outperformed its benchmark index for the five-year and ten-year periods ended March 31, 2011, and since the Fund’s inception on January 6, 1998, and underperformed its benchmark index for the year-to-date, one-year and three-year periods ended March 31, 2011. The Board noted that the Fund ranked in the third quartile of funds with similar investment objectives and strategies for the year-to-date, one-year and three-year periods ended March 31, 2011, and ranked in the second quartile for the five-year period ended March 31, 2011.

Large Cap Opportunity Fund

The Board noted that the Large Cap Opportunity Fund had outperformed its benchmark index for the three-year and five-year periods ended March 31, 2011, and since the Fund’s inception on December 1, 2005, and underperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2011. The Board noted that the Fund ranked in the third quartile of funds with similar investment objectives and strategies for the year-to-date, one-year, three-year and five-year periods ended March 31, 2011.

All Cap Value Fund

The Board noted that the All Cap Value Fund had outperformed its benchmark index for the one-year and three-year periods ended March 31, 2011, and since the Fund’s inception on October 24, 2006, and underperformed its benchmark index for the year-to-date period ended March 31, 2011. The Board noted that the Fund ranked in the third quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2011, ranked in the first quartile for the one-year period ended March 31, 2011 and ranked in the second quartile for the three-year period ended March 31, 2011.

Global Opportunity Fund

The Board noted that the Global Opportunity Fund had outperformed its benchmark index for the one-year period ended March 31, 2011, and since the Fund’s inception on December 31, 2008, and underperformed its benchmark index for the year-to-date period ended March 31, 2011. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2011 and ranked in the first quartile for the one-year period ended March 31, 2011.

International Opportunity Fund

The Board noted that the International Opportunity Fund had outperformed its benchmark index for the one-year period ended March 31, 2011, and since the Fund’s inception on December 31, 2008, and underperformed its

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

benchmark index for the year-to-date period ended March 31, 2011. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2011 and ranked in the first quartile for the one-year period ended March 31, 2011.

Conclusion as to Investment Performance

Based on the information presented, the Board determined that the investment performance of each Fund together with CRM’s experience in value investing supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the extensive research and analysis conducted by CRM in order to identify compelling investment opportunities for the Funds. The Board noted that CRM relies heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research is significant. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties, especially with larger cap companies, for which a good deal of third party research is available. The Board considered that CRM’s distinctive value-oriented investment philosophy had demonstrated its worth in the mutual fund context. The Board concluded that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may in some cases justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies.

In addition, the Board compared the fees and expenses paid by each class of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund with the fees paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted that the investment advisory fees paid by Small Cap Value Fund were lower than the management fees paid by institutional separate accounts managed by CRM in a similar investment strategy. The Board noted that the investment advisory fees paid by each of Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund were generally higher than the management fees paid by the respective institutional separate accounts managed by CRM in a similar investment strategy to the applicable Fund. In comparing the fees paid by the Funds to the fees paid by institutional separate accounts, the Board considered that the costs associated with the management of the Funds generally are significantly greater than those associated with providing investment advisory services to separately-managed accounts. The Board considered the additional complexities involved in the portfolio management of the Funds resulting from more frequent and less predictable cash flows and regulatory requirements, among other factors. The Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, or services that are broader in scope, including oversight of compliance with the regulatory and tax regimes to which the Funds are subject, oversight of third-party service providers, preparation of prospectuses, shareholder reports and other disclosure documents and preparation of materials for quarterly Board meetings. The Board also considered the business risks that CRM faces with respect to the Funds, including regulatory

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

and reputational risks with respect to CRM’s investment decisions and compliance oversight on behalf of the Funds, and the substantial entrepreneurial risks that CRM assumes during the initial years of a Fund’s operations. The Board also considered the historical reasons for certain separate account fees, and the element of negotiation in regard to the level of fees paid by CRM’s separate account clients. The Board noted that CRM did not manage any other accounts in a similar investment strategy to that of the Global Opportunity Fund or International Opportunity Fund.

The Board also compared the fees and expenses paid by each class of each Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies.

Small Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small Cap Value Fund was lower than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small/Mid Cap Value Fund was equal to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small/Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Mid Cap Value Fund

The Board noted that based on the information provided, the investment advisory fee for Mid Cap Value Fund was lower than the median and average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Large Cap Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Large Cap Opportunity Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment

CRM Funds
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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $1 billion.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Large Cap Opportunity Fund were lower than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares were the same as the average and one basis point higher than the median net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Large Cap Opportunity Fund were lower than the average but higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Investor Shares were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board considered the impact of Large Cap Opportunity Fund’s higher than average investment advisory fee and small asset size on the Fund’s expense ratios. The Board indicated that it would continue to monitor Large Cap Opportunity Fund’s fees and expenses carefully.

All Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for All Cap Value Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $1 billion.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of All Cap Value Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board also noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares were comparable to the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares of All Cap Value Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board considered the impact of All Cap Value Fund’s higher than average investment advisory fee and small asset size on the Fund’s expense ratios. The Board indicated that it would continue to monitor the Fund’s fees and expenses carefully.

CRM Funds
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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Global Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Global Opportunity Fund was slightly higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $2 billion.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Global Opportunity Fund were lower than the average but higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares of the Fund were lower than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Global Opportunity Fund were lower than the average but higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Investor Shares of the Fund were higher than the median and average net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted the relatively recent launch of the Fund, its positive performance track record, and the significant positive effect of recent asset inflows on the Fund’s expense ratios. The Board indicated that it would continue to monitor the Fund’s fees and expenses carefully as the Fund increases in size and its track record continues to develop.

International Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for International Opportunity Fund was higher than the average and median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $2 billion.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of International Opportunity Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares of the Fund were equal to the median and comparable to the average net expenses paid by other mutual funds with similar investment objectives and strategies.

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares of International Opportunity Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted the relatively recent launch of the Fund and the impact of its small asset size and higher than average investment advisory fee on the Fund’s expense ratios. The Board indicated that it would continue to monitor the Fund’s fees and expenses carefully as the Fund’s track record continues to develop.

Conclusion as to Fees and Expenses

In view of the costs of CRM’s proprietary research, the demonstrated long-term success of its value-oriented investment philosophy and the comparative fee and expense information presented at the meeting, the Board determined that the investment advisory fee paid by each Fund was reasonable in relation to the nature and quality of the services provided by CRM, and supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board noted that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by each Fund on assets above specified levels. The Board noted that the Mid Cap Value Fund had already reached sufficient size for the breakpoints to result in fee rate reductions. The Board concluded that breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger. The Board also noted that expense subsidization, investment by CRM in proprietary research, and CRM’s commitment and resource allocation to the Funds may be relevant in considering the sharing of economies of scale, and that profitability also may be an indicator of the existence of any economies of scale. Accordingly, the Board concluded that economies of scale, if any, were being appropriately shared with the Funds, and that such conclusion supported approval of the continuance of the Investment Advisory Agreement.

Profitability

The Board considered the information provided by CRM regarding CRM’s profitability in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2010. The Board considered CRM’s profit margins with respect to the Funds in comparison to the limited industry data available. The Board also considered information regarding compensation provided to CRM personnel as a percentage of CRM’s net revenue, and compared such information to the limited industry data available. The Board noted that the profitability of any adviser was affected by numerous factors, including its organizational structure, method for allocating expenses and the compensation to be paid to its employees, and, accordingly, acknowledged the limitations inherent in any comparison of adviser profitability information. The Board determined that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. They noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third party shareholder servicing agents. The Board noted that the amounts paid by CRM to the Funds’ third party shareholder servicing agents since the inception of the Trust exceeded the amounts paid by Investor Shares of the Funds to CRM under the shareholder servicing plan. The Board considered how CRM uses “soft” commission dollars generated by the Funds to pay for research and brokerage services and the ways in which CRM conducts portfolio transactions for the Funds and selects brokers. The Board determined that any other benefits derived by CRM from managing the Funds were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees voting separately, determined that the terms of the Investment Advisory Agreement, including the fees payable thereunder, are fair and reasonable, and voted to approve the continuance and renewal of the Investment Advisory Agreement.

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CRM Funds

ANNUAL REPORT

JUNE 30, 2011

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM Global Opportunity Fund

CRM International Opportunity Fund

TRUSTEES
Louis Ferrante, CFA, CPA
Louis Klein, Jr.
Carlos A. Leal, CPA
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

LEGAL COUNSEL
Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 2. Code of Ethics.

As of June 30, 2011, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive and Principal Financial Officers. For the fiscal year ended June 30, 2011, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Trustees Committee. The audit committee financial expert serving on the Registrant’s Trustees Committee is Louis Ferrante, CFA, CPA, who is “independent,” as defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2011 and 2010 were $ 225,400 and $ 177,250, respectively.

Audit-Related Fees

(b)

There were no fees billed during the fiscal years ended June 30, 2011 and June 30, 2010 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2011 and 2010 were $ 40,775 and $ 32,225, respectively. These fees related to services consisting of the review of U.S. federal income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

There were no other fees billed during the fiscal years ended June 30, 2011 and June 30, 2010 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

The Trustees Committee of the Board of Trustees of the Registrant is required to pre-approve the engagement of independent accountants to (i) conduct the annual audit of the series of the Registrant (the “Funds”) and provide their opinion of the Funds’ financial statements, (ii) provide (a) any audit services to the Funds in addition to those described in clause (i) above and (b) non-audit services to the Funds, Cramer Rosenthal McGlynn, LLC (“CRM”) or any entity controlling, controlled by, or under common control with CRM that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. Accordingly, the Registrant’s Trustees Committee pre-approves all audit and non-audit services to be performed by the Registrant’s independent accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2)

There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years ended June 30, 2011 and 2010 were $48,935 and $32,225, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics for the Registrant’s Principal Executive and Principal Financial Officers described in Item 2 is attached hereto.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 8/29/11

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date 8/29/11

*	Print the name and title of each signing officer under his or her signature.